UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2012

Item 1.          Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments September 30, 2012 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Concentrated Portfolio

Common Stocks | 88.3%

Alcohol & Tobacco | 3.0%

Molson Coors Brewing Co., Class B	73,430	$3,308,021

Automotive | 2.3%

Lear Corp.	69,530	2,627,539

Cable Television | 4.7%

Comcast Corp., Class A	150,225	5,227,830

Commercial Services | 3.5%

Corrections Corp. of America	116,945	3,911,810

Consumer Products | 2.1%

Newell Rubbermaid, Inc.	124,130	2,369,642

Energy Integrated | 3.2%

ConocoPhillips	62,065	3,548,877

Financial Services | 2.8%

Janus Capital Group, Inc.	332,195	3,135,921

Food & Beverages | 3.6%

Sysco Corp.	128,885	4,030,234

Health Services | 3.1%

Quest Diagnostics, Inc.	54,420	3,451,861

Leisure & Entertainment | 6.0%

Viacom, Inc., Class B	124,430	6,668,204

Medical Products | 8.7%

Baxter International, Inc.	55,910	3,369,136
CareFusion Corp. (a)	223,205	6,336,790

		9,705,926

Metals & Mining | 3.5%

Silver Wheaton Corp.	99,510	3,951,542

Pharmaceutical & Biotechnology | 12.8%

Gilead Sciences, Inc. (a)	49,565	3,287,646
Pfizer, Inc.	443,294	11,015,856

		14,303,502

Retail | 18.3%

American Eagle Outfitters, Inc.	180,125	3,797,035
AutoZone, Inc. (a)	5,505	2,035,033
Big Lots, Inc. (a)	74,240	2,196,019
CVS Caremark Corp.	118,240	5,725,181
Wal-Mart Stores, Inc.	91,510	6,753,438

		20,506,706

Technology Hardware | 10.7%

Cisco Systems, Inc.	525,870	10,038,858

Description	Shares	Value

Lexmark International, Inc., Class A	86,580	$1,926,405

		11,965,263

Total Common Stocks (Identified cost $92,718,768)		98,712,878

Short-Term Investment | 11.3%

State Street Institutional Treasury Money Market Fund (Identified cost $12,645,732)	12,645,732	12,645,732

Total Investments | 99.6% (Identified cost $105,364,500) (b)		$111,358,610

Cash and Other Assets in Excess of Liabilities | 0.4%		471,018

Net Assets | 100.0%		$111,829,628

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks | 98.7%

Aerospace & Defense | 3.3%

Raytheon Co.	19,700	$1,126,052
Rockwell Collins, Inc.	7,900	423,756
The Boeing Co.	16,500	1,148,730

		2,698,538

Agriculture | 1.2%

The Mosaic Co.	17,500	1,008,175

Alcohol & Tobacco | 2.2%

Molson Coors Brewing Co., Class B	40,150	1,808,757

Automotive | 1.4%

Lear Corp.	31,150	1,177,159

Banking | 2.2%

Bank of America Corp.	60,600	535,098
Wells Fargo & Co.	36,250	1,251,713

		1,786,811

Cable Television | 4.2%

Comcast Corp., Class A	100,250	3,488,700

Chemicals | 1.3%

E.l. du Pont de Nemours & Co.	21,150	1,063,211

Commercial Services | 1.0%

Corrections Corp. of America	24,200	809,490

Computer Software | 2.6%

BMC Software, Inc. (a)	21,150	877,513
Oracle Corp.	39,600	1,247,004

		2,124,517

Consumer Products | 1.1%

Newell Rubbermaid, Inc.	46,700	891,503

Energy Exploration & Production | 2.0%

Devon Energy Corp.	27,500	1,663,750

Energy Integrated | 6.2%

Chevron Corp.	19,600	2,284,576
ConocoPhillips	28,600	1,635,348
Consol Energy, Inc.	40,750	1,224,537

		5,144,461

Energy Services | 1.2%

Halliburton Co.	28,300	953,427

Financial Services | 7.1%

American Express Co.	19,500	1,108,770
Ameriprise Financial, Inc.	21,750	1,233,008
Capital One Financial Corp.	16,000	912,160
Citigroup, Inc.	55,300	1,809,416
Janus Capital Group, Inc.	80,985	764,498

		5,827,852

Description	Shares	Value

Food & Beverages | 2.8%

Ralcorp Holdings, Inc. (a)	8,500	$620,500
Sysco Corp.	54,500	1,704,215

		2,324,715

Health Services | 1.9%

Quest Diagnostics, Inc.	13,750	872,163
UnitedHealth Group, Inc.	12,800	709,248

		1,581,411

Insurance | 2.5%

Prudential Financial, Inc.	19,000	1,035,690
The Travelers Cos., Inc.	15,400	1,051,204

		2,086,894

Leisure & Entertainment | 2.7%

Viacom, Inc., Class B	42,350	2,269,536

Manufacturing | 4.8%

Caterpillar, Inc.	8,000	688,320
Honeywell International, Inc.	19,493	1,164,707
Parker Hannifin Corp.	13,550	1,132,509
Tyco International, Ltd.	17,100	962,046

		3,947,582

Medical Products | 6.5%

Baxter International, Inc.	27,300	1,645,098
CareFusion Corp. (a)	67,100	1,904,969
McKesson Corp.	21,300	1,832,439

		5,382,506

Metals & Mining | 0.4%

Walter Energy, Inc.	10,900	353,814

Pharmaceutical & Biotechnology | 9.4%

Amgen, Inc.	9,100	767,312
Gilead Sciences, Inc. (a)	19,850	1,316,651
Johnson & Johnson	14,910	1,027,448
Merck & Co., Inc.	21,050	949,355
Pfizer, Inc.	149,150	3,706,377

		7,767,143

Retail | 12.8%

American Eagle Outfitters, Inc.	53,045	1,118,189
AutoZone, Inc. (a)	2,536	937,483
Big Lots, Inc. (a)	3,400	100,380
CVS Caremark Corp.	61,300	2,968,146
Lowe’s Cos., Inc.	33,150	1,002,456
Macy’s, Inc.	25,800	970,596
Wal-Mart Stores, Inc.	47,155	3,480,039

		10,577,289

Semiconductors & Components | 2.1%

Intel Corp.	35,050	794,934

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)

Texas Instruments, Inc.	35,400	$975,270

		1,770,204

Technology | 3.1%

eBay, Inc. (a)	17,450	844,754
Google, Inc., Class A (a)	2,250	1,697,625

		2,542,379

Technology Hardware | 12.7%

Apple, Inc.	3,029	2,021,131
Cisco Systems, Inc.	199,405	3,806,642
EMC Corp. (a)	53,600	1,461,672
International Business Machines Corp.	8,090	1,678,270
Lexmark International, Inc., Class A	21,850	486,163
Qualcomm, Inc.	16,000	999,840

		10,453,718

Total Common Stocks (Identified cost $70,717,384)		81,503,542

Preferred Stock | 0.7%

Automotive | 0.7%

Better Place, Inc., Series B (Identified cost $453,501) (a), (c)	181,401	593,181

Short-Term Investment | 3.2%

State Street Institutional Treasury Money Market Fund (Identified cost $2,666,183)	2,666,183	2,666,183

Total Investments | 102.6% (Identified cost $73,837,068) (b)		$84,762,906

Liabilities in Excess of Cash and Other Assets | (2.6)%		(2,175,983)

Net Assets | 100.0%		$82,586,923

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio

Common Stocks | 95.8%

Aerospace & Defense | 1.1%

Rockwell Collins, Inc.	19,300	$1,035,252

Alcohol & Tobacco | 1.7%

Molson Coors Brewing Co., Class B	35,600	1,603,780

Automotive | 1.0%

Lear Corp.	24,500	925,855

Banking | 3.8%

East West Bancorp, Inc.	69,100	1,459,392
Regions Financial Corp.	107,100	772,191
Signature Bank (a)	20,400	1,368,432

		3,600,015

Chemicals | 2.7%

Eastman Chemical Co.	44,000	2,508,440

Commercial Services | 2.7%

Corrections Corp. of America	14,000	468,300
The Interpublic Group of Cos., Inc.	127,900	1,422,248
Vantiv, Inc., Class A	32,000	689,600

		2,580,148

Computer Software | 8.0%

Autodesk, Inc. (a)	45,300	1,511,661
BMC Software, Inc. (a)	70,200	2,912,598
Intuit, Inc.	37,700	2,219,776
Symantec Corp. (a)	48,600	874,800

		7,518,835

Consumer Products | 2.4%

Hasbro, Inc.	25,900	988,603
Newell Rubbermaid, Inc.	65,000	1,240,850

		2,229,453

Diversified | 1.0%

SPX Corp.	14,900	974,609

Energy Exploration & Production | 3.1%

EQT Corp.	17,900	1,056,100
Noble Energy, Inc.	13,100	1,214,501
Rosetta Resources, Inc. (a)	13,000	622,700

		2,893,301

Energy Services | 3.4%

Cameron International Corp. (a)	25,200	1,412,964
Rowan Cos. PLC, Class A (a)	52,800	1,783,056

		3,196,020

Financial Services | 2.3%

Ameriprise Financial, Inc.	18,400	1,043,096
Invesco, Ltd.	44,000	1,099,560

		2,142,656

Description	Shares	Value

Food & Beverages | 5.9%

H.J. Heinz Co.	31,500	$1,762,425
Ralcorp Holdings, Inc. (a)	20,800	1,518,400
Sysco Corp.	73,500	2,298,345

		5,579,170

Health Services | 6.2%

Aetna, Inc.	30,400	1,203,840
Agilent Technologies, Inc.	29,900	1,149,655
AmerisourceBergen Corp.	74,600	2,887,766
Humana, Inc.	8,300	582,245

		5,823,506

Insurance | 2.1%

PartnerRe, Ltd.	13,100	973,068
Willis Group Holdings PLC	26,900	993,148

		1,966,216

Leisure & Entertainment | 2.7%

Darden Restaurants, Inc.	15,900	886,425
Marriott International, Inc., Class A	43,400	1,696,940

		2,583,365

Manufacturing | 7.4%

B/E Aerospace, Inc. (a)	22,100	930,410
Dover Corp.	37,100	2,207,079
Joy Global, Inc.	9,100	510,146
Parker Hannifin Corp.	25,600	2,139,648
WESCO International, Inc. (a)	21,400	1,224,080

		7,011,363

Medical Products | 5.8%

CareFusion Corp. (a)	58,300	1,655,137
Henry Schein, Inc. (a)	15,200	1,204,904
Zimmer Holdings, Inc.	38,300	2,589,846

		5,449,887

Metal & Glass Containers | 1.7%

Ball Corp.	38,100	1,612,011

Metals & Mining | 0.9%

Cliffs Natural Resources, Inc.	12,300	481,299
Walter Energy, Inc.	10,400	337,584

		818,883

Pharmaceutical & Biotechnology | 2.5%

Medicis Pharmaceutical Corp., Class A	26,300	1,138,001
Vertex Pharmaceuticals, Inc. (a)	22,300	1,247,685

		2,385,686

Real Estate | 5.5%

CBRE Group, Inc., Class A (a)	48,500	892,885
Duke Realty Corp. REIT	46,700	686,490
Kilroy Realty Corp. REIT	33,200	1,486,696
PS Business Parks, Inc. REIT	10,700	714,974

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (concluded)

The Macerich Co. REIT	25,400	$1,453,642

		5,234,687

Retail | 8.1%

American Eagle Outfitters, Inc.	23,300	491,164
AutoZone, Inc. (a)	5,215	1,927,829
Big Lots, Inc. (a)	19,600	579,768
Macy’s, Inc.	84,800	3,190,176
Ross Stores, Inc.	21,900	1,414,740

		7,603,677

Semiconductors & Components | 5.6%

Avago Technologies, Ltd.	19,700	686,841
Marvell Technology Group, Ltd.	150,600	1,377,990
Microsemi Corp. (a)	41,800	838,926
TE Connectivity, Ltd.	27,400	931,874
Xilinx, Inc.	44,200	1,476,722

		5,312,353

Technology | 3.9%

Amdocs, Ltd.	31,000	1,022,690
Fidelity National Information Services, Inc.	67,800	2,116,716
Gartner, Inc. (a)	12,100	557,689

		3,697,095

Technology Hardware | 3.4%

F5 Networks, Inc. (a)	14,000	1,465,800
NetApp, Inc. (a)	53,100	1,745,928

		3,211,728

Transportation | 0.9%

Landstar System, Inc.	18,000	851,040

Total Common Stocks (Identified cost $89,227,395)		90,349,031

Preferred Stock | 1.8%

Automotive | 1.8%

Better Place, Inc., Series B (Identified cost $1,307,499) (a), (c)	523,000	1,710,210

Short-Term Investment | 2.6%

State Street Institutional Treasury Money Market Fund (Identified cost $2,460,973)	2,460,973	2,460,973

Total Investments | 100.2% (Identified cost $92,995,867) (b)		$94,520,214

Liabilities in Excess of Cash and Other Assets | (0.2)%		(157,301)

Net Assets | 100.0%		$94,362,913

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio

Common Stocks | 95.8%

Automotive | 1.8%

Modine Manufacturing Co. (a)	328,400	$2,423,592
Tenneco, Inc. (a)	91,050	2,549,400

		4,972,992

Banking | 8.1%

Associated Banc-Corp	342,600	4,512,042
East West Bancorp, Inc.	171,600	3,624,192
PacWest Bancorp	196,501	4,592,228
Signature Bank (a)	64,700	4,340,076
Wintrust Financial Corp.	152,893	5,744,190

		22,812,728

Chemicals | 2.8%

Cytec Industries, Inc.	40,900	2,679,768
Innophos Holdings, Inc.	45,000	2,182,050
Rockwood Holdings, Inc.	63,300	2,949,780

		7,811,598

Commercial Services | 1.2%

American Reprographics Co. (a)	272,873	1,165,168
Team, Inc. (a)	66,900	2,130,765

		3,295,933

Computer Software | 6.8%

Autodesk, Inc. (a)	127,815	4,265,187
BMC Software, Inc. (a)	100,100	4,153,149
Compuware Corp. (a)	363,700	3,604,267
j2 Global, Inc.	110,060	3,612,169
Red Hat, Inc. (a)	61,950	3,527,433

		19,162,205

Construction & Engineering | 2.5%

MasTec, Inc. (a)	200,900	3,957,730
Quanta Services, Inc. (a)	119,200	2,944,240

		6,901,970

Consumer Products | 3.3%

Central Garden & Pet Co., Class A (a)	326,200	3,940,496
Matthews International Corp., Class A	100,450	2,995,419
The Middleby Corp. (a)	19,750	2,283,890

		9,219,805

Diversified | 1.2%

SPX Corp.	51,100	3,342,451

Energy Exploration & Production | 2.5%

Bill Barrett Corp. (a)	157,300	3,896,321
Plains Exploration & Production Co. (a)	34,855	1,306,017
Rosetta Resources, Inc. (a)	35,400	1,695,660

		6,897,998

Description	Shares	Value

Energy Integrated | 0.6%

Targa Resources Corp.	36,100	$1,817,274
Energy Services | 1.8%

Key Energy Services, Inc. (a)	182,500	1,277,500
Rowan Cos. PLC, Class A (a)	110,300	3,724,831

		5,002,331

Financial Services | 2.5%

Raymond James Financial, Inc.	98,800	3,621,020
Waddell & Reed Financial, Inc., Class A	102,200	3,349,094

		6,970,114

Food & Beverages | 1.2%

Ralcorp Holdings, Inc. (a)	45,600	3,328,800

Forest & Paper Products | 2.8%

Rock-Tenn Co., Class A	51,200	3,695,616
Schweitzer-Mauduit International, Inc.	126,800	4,183,132

		7,878,748

Gas Utilities | 1.6%

New Jersey Resources Corp.	95,850	4,382,262

Health Services | 1.8%

VCA Antech, Inc. (a)	251,700	4,966,041

Insurance | 3.5%

Arch Capital Group, Ltd. (a)	124,100	5,172,488
Validus Holdings, Ltd.	140,300	4,757,573

		9,930,061

Leisure & Entertainment | 2.3%

Bally Technologies, Inc. (a)	73,240	3,617,324
Texas Roadhouse, Inc.	160,100	2,737,710

		6,355,034

Manufacturing | 8.8%

B/E Aerospace, Inc. (a)	99,100	4,172,110
Carpenter Technology Corp.	66,700	3,489,744
FLIR Systems, Inc.	221,400	4,422,465
Harsco Corp.	133,500	2,740,755
Littelfuse, Inc.	34,030	1,924,056
Regal-Beloit Corp.	45,235	3,188,163
TriMas Corp. (a)	201,700	4,862,987

		24,800,280

Medical Products | 5.1%

CareFusion Corp. (a)	186,600	5,297,574
Haemonetics Corp. (a)	72,900	5,846,580
Henry Schein, Inc. (a)	40,900	3,242,143

		14,386,297

Metals & Mining | 1.8%

US Silica Holdings, Inc.	280,600	3,804,936

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)

Walter Energy, Inc.	38,400	$1,246,464

		5,051,400

Pharmaceutical & Biotechnology | 1.9%

Medicis Pharmaceutical Corp., Class A	46,300	2,003,401
Vertex Pharmaceuticals, Inc. (a)	58,435	3,269,438

		5,272,839

Real Estate | 9.4%

CBRE Group, Inc., Class A (a)	235,000	4,326,350
Essex Property Trust, Inc. REIT	18,700	2,772,088
Extra Space Storage, Inc. REIT	138,300	4,598,475
Kilroy Realty Corp. REIT	67,050	3,002,499
Mid-America Apartment Communities, Inc. REIT	51,100	3,337,341
PS Business Parks, Inc. REIT	68,100	4,550,442
The Macerich Co. REIT	68,377	3,913,216

		26,500,411

Retail | 7.4%

Aeropostale, Inc. (a)	235,000	3,179,550
American Eagle Outfitters, Inc.	170,650	3,597,302
ANN, Inc. (a)	81,700	3,082,541
Brown Shoe Co., Inc.	180,336	2,890,786
Iconix Brand Group, Inc. (a)	212,200	3,870,528
Vera Bradley, Inc. (a)	175,700	4,190,445

		20,811,152

Semiconductors & Components | 5.1%

II-VI, Inc. (a)	86,710	1,649,224
Microsemi Corp. (a)	209,400	4,202,658
ON Semiconductor Corp. (a)	606,400	3,741,488
Xilinx, Inc.	145,200	4,851,132

		14,444,502

Technology | 3.7%

NetScout Systems, Inc. (a)	177,300	4,522,923
Responsys, Inc. (a)	219,300	2,243,439
SS&C Technologies Holdings, Inc. (a)	147,139	3,709,374

		10,475,736

Transportation | 3.5%

Alaska Air Group, Inc. (a)	114,400	4,010,864
Echo Global Logistics, Inc. (a)	150,976	2,589,239
Hub Group, Inc., Class A (a)	113,700	3,374,616

		9,974,719

Water | 0.8%

California Water Service Group	117,100	2,183,915

Total Common Stocks
(Identified cost $258,253,681)		268,949,596

Description	Shares	Value

Preferred Stock | 0.2%

Automotive | 0.2%

Better Place, Inc., Series B (Identified cost $452,901) (a), (c)	181,161	$592,396

Description	Principal Amount (000)	Value

Repurchase Agreement | 4.1%

State Street Bank and Trust Co., 0.01%, 10/01/12 (Dated 09/28/12, collateralized by $11,860,000 United States Treasury Note, 0.375%, 04/15/15, with a value of $11,904,262) Proceeds of $11,669,010 (Identified cost $11,669,000)	$11,669	$11,669,000

Total Investments | 100.1% (Identified cost $270,375,582) (b)		$281,210,992

Liabilities in Excess of Cash and Other Assets | (0.1)%		(416,255)

Net Assets | 100.0%		$280,794,737

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 101.4%

Australia | 15.9%

DUET Group	2,637,009	$5,580,155
Macquarie Atlas Roads Group (a)	2,376,815	3,599,588
SP AusNet	1,166,307	1,264,252
Spark Infrastructure Group	3,147,559	5,321,891
Transurban Group	801,676	4,989,472

		20,755,358

Austria | 2.4%

Flughafen Wien AG	66,570	3,085,636

France | 4.2%

Aeroports de Paris	68,295	5,446,539

Germany | 6.5%

Fraport AG	146,869	8,493,972

Italy | 23.6%

Atlantia SpA	622,064	9,656,549
Autostrada Torino-Milano SpA	481,241	4,359,851
Hera SpA	1,985,378	3,201,893
Snam SpA	646,747	2,867,302
Societa Iniziative Autostradali e Servizi SpA	825,606	6,625,600
Terna SpA	1,084,050	4,039,869

		30,751,064

Japan | 13.0%

Osaka Gas Co., Ltd.	1,490,300	6,569,236
Toho Gas Co., Ltd.	587,350	3,906,134
Tokyo Gas Co., Ltd.	1,166,700	6,428,511

		16,903,881

Luxembourg | 1.3%

SES SA	61,343	1,668,412

Mexico | 2.5%

Grupo Aeroportuario del Centro Norte SAB de CV	1,134,147	2,555,229
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	156,700	658,610

		3,213,839

South Korea | 3.1%

Macquarie Korea Infrastructure Fund	678,517	3,968,203

Spain | 12.3%

Abertis Infraestructuras SA	418,938	6,164,178
Enagas SA	228,200	4,501,362
Red Electrica Corporacion SA	113,817	5,396,282

		16,061,822

Switzerland | 3.6%

Flughafen Zuerich AG	11,455	4,701,361

Description	Shares	Value

United States | 13.0%

California Water Service Group	148,034	$2,760,834
CSX Corp.	293,300	6,085,975
Norfolk Southern Corp.	55,137	3,508,367
PG&E Corp.	48,079	2,051,531
SJW Corp.	25,600	649,216
Union Pacific Corp.	15,306	1,816,822

		16,872,745

Total Common Stocks (Identified cost $128,991,615)		131,922,832

Short-Term Investment | 0.3%

State Street Institutional Treasury Money Market Fund (Identified cost $453,905)	453,905	453,905

Total Investments | 101.7% (Identified cost $129,445,520) (b)		$132,376,737

Liabilities in Excess of Cash and Other Assets | (1.7)%		(2,215,903)

Net Assets | 100.0%		$130,160,834

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contract
AUD	HSB	11/16/12	2,273,501	$2,363,361	$2,349,228	$—	$14,133

Forward Currency Sale Contracts
AUD	HSB	11/16/12	1,161,188	$1,211,781	$1,199,865	$11,916	$—
AUD	HSB	11/16/12	1,176,499	1,209,205	1,215,686	—	6,481
AUD	HSB	11/16/12	20,559,041	21,503,934	21,243,832	260,102	—
AUD	SSB	10/02/12	12,239	12,673	12,695	—	22
AUD	SSB	10/02/12	38,796	40,173	40,243	—	70
AUD	SSB	10/04/12	40,463	42,092	41,969	123	—
CHF	CSF	11/16/12	403,182	426,857	429,036	—	2,179
CHF	CSF	11/16/12	3,989,852	4,081,732	4,245,699	—	163,967
EUR	BRC	11/16/12	28,836,402	35,515,576	37,072,926	—	1,557,350
EUR	CAN	11/16/12	2,690,962	3,441,175	3,459,580	—	18,405
EUR	CAN	11/16/12	4,139,579	5,346,680	5,321,964	24,716	—
EUR	CAN	11/16/12	16,406,591	20,210,377	21,092,795	—	882,418
JPY	HSB	11/16/12	867,116,247	11,093,550	11,115,233	—	21,683
JPY	MEL	11/16/12	488,218,657	6,245,202	6,258,289	—	13,087
KRW	MEL	12/12/12	426,862,712	375,099	382,750	—	7,651
KRW	MEL	12/12/12	4,024,205,900	3,530,625	3,608,342	—	77,717
MXN	SSB	11/16/12	40,537,311	3,065,908	3,135,322	—	69,414

Total Forward Currency Sale Contracts				$117,352,639	$119,876,226	296,857	2,820,444

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$296,857	$2,834,577

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks | 96.3%

Australia | 3.6%

James Hardie Industries SE	201,070	$1,814,559
Orica, Ltd.	54,831	1,414,512
QBE Insurance Group, Ltd.	69,064	927,739

		4,156,810

Belgium | 3.6%

Anheuser-Busch InBev NV	48,745	4,144,872

Brazil | 1.7%

Banco do Brasil SA	90,365	1,105,464
Cielo SA	36,526	911,506

		2,016,970

Canada | 2.7%

Potash Corp. of Saskatchewan, Inc.	35,730	1,552,989
Rogers Communications, Inc., Class B	40,200	1,627,464

		3,180,453

Denmark | 1.1%

AP Moeller-Maersk A/S Class B	175	1,252,435

Finland | 1.3%

Sampo Oyj, A Shares	48,961	1,523,228

France | 11.2%

BNP Paribas SA	41,190	1,957,396
Cie Generale de Geophysique-Veritas (a)	36,818	1,159,167
Rexel SA	67,790	1,364,198
Sanofi SA	41,435	3,532,874
Technip SA	10,490	1,166,170
Total SA	40,073	1,987,738
Valeo SA	39,851	1,843,579

		13,011,122

Germany | 9.1%

Bayer AG	29,869	2,565,146
Bayerische Motoren Werke AG	12,425	908,667
Merck KGaA	20,042	2,472,477
RWE AG	37,961	1,698,338
SAP AG	28,080	1,988,600
ThyssenKrupp AG	46,181	981,564

		10,614,792

Indonesia | 0.8%

PT Bank Mandiri (Persero) Tbk ADR	116,300	976,920

Ireland | 0.8%

Ryanair Holdings PLC Sponsored ADR	28,300	912,675

Italy | 1.2%

Atlantia SpA	86,405	1,341,299

Description	Shares	Value

Japan | 15.9%

Asics Corp.	88,590	$1,195,352
Canon, Inc.	36,100	1,154,145
Daito Trust Construction Co., Ltd.	20,800	2,092,261
Don Quijote Co., Ltd.	49,700	1,913,743
Fanuc Corp.	5,600	902,717
Komatsu, Ltd.	60,900	1,199,427
LIXIL Group Corp.	86,400	2,061,466
Mitsubishi Corp.	54,400	989,154
Seven & I Holdings Co., Ltd.	47,500	1,458,963
Softbank Corp.	52,100	2,109,636
Sumitomo Mitsui Financial Group, Inc.	70,400	2,201,128
Yahoo Japan Corp.	3,206	1,221,353

		18,499,345

Mexico | 0.9%

Genomma Lab Internacional SAB de CV, Series B (a)	531,900	1,029,357

Netherlands | 1.8%

ING Groep NV (a)	257,161	2,032,027

New Zealand | 0.8%

Telecom Corp. of New Zealand, Ltd.	454,906	897,322

Russia | 1.5%

Sberbank of Russia (d)	593,093	1,731,653

South Africa | 0.5%

Mediclinic International, Ltd.	113,068	556,985

South Korea | 2.9%

Duksan Hi-Metal Co., Ltd. (a)	23,601	431,068
Hyundai Mobis	5,500	1,536,541
Samsung Electronics Co., Ltd. GDR	2,311	1,391,222

		3,358,831

Spain | 3.2%

Amadeus IT Holding SA, A Shares	48,919	1,139,713
Mediaset Espana Comunicacion SA	232,840	1,262,670
Red Electrica Corporacion SA	28,550	1,353,610

		3,755,993

Sweden | 4.1%

Assa Abloy AB, Class B	51,761	1,679,979
Sandvik AB	114,203	1,549,933
Swedbank AB, A Shares	77,968	1,464,689

		4,694,601

Switzerland | 3.6%

Novartis AG	68,107	4,167,526

Turkey | 1.5%

Koc Holding AS	147,721	590,144
Turkcell Iletisim Hizmetleri AS (a)	195,775	1,192,787

		1,782,931

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

United Kingdom | 22.5%

BG Group PLC	61,039	$1,232,072
BHP Billiton PLC	82,993	2,579,828
British American Tobacco PLC	47,669	2,447,448
GlaxoSmithKline PLC	64,449	1,485,631
Informa PLC	346,536	2,253,453
Petrofac, Ltd.	40,501	1,043,146
Prudential PLC	171,202	2,215,802
Rexam PLC	385,157	2,704,866
Royal Dutch Shell PLC, A Shares	95,440	3,301,174
Standard Chartered PLC	85,119	1,924,301
Unilever PLC	98,249	3,572,852
Wm Morrison Supermarkets PLC	292,202	1,345,709

		26,106,282

Total Common Stocks (Identified cost $99,549,163)		111,744,429

Rights | 0.1%

France | 0.1%

Cie Generale de Geophysique-Veritas Expires 10/12/12	36,818	59,425

South Africa | 0.0%

Mediclinic International, Ltd., Expires 10/05/12	30,271	44,554

Total Rights (Identified cost $49,394)		103,979

Description	Principal Amount (000)	Value

Repurchase Agreement | 3.3%

State Street Bank and Trust Co., 0.01%, 10/01/12 (Dated 09/28/12, collateralized by $3,838,000 United States Treasury Note, 0.375%, 04/15/15, with a value of $3,919,573) Proceeds of $3,838,003 (Identified cost $3,838,000)	$3,838	$3,838,000

Total Investments | 99.7% (Identified cost $103,436,557) (b)		$115,686,408

Cash and Other Assets in Excess of Liabilities | 0.3%		406,202

Net Assets | 100.0%		$116,092,610

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks | 97.5%

Australia | 2.9%

BHP Billiton, Ltd.	3,428	$117,486
Orica, Ltd.	3,120	80,489

		197,975

Belgium | 3.7%

Anheuser-Busch InBev NV	2,955	251,269

Brazil | 3.9%

Banco do Brasil SA	8,811	107,788
Cielo SA	3,182	79,407
Vale SA Sponsored ADR	4,330	77,507

		264,702

Canada | 1.2%

Potash Corp. of Saskatchewan, Inc.	1,854	80,583

China | 1.4%

China Construction Bank Corp., Class H	136,000	94,361

Finland | 1.2%

Sampo Oyj, A Shares	2,678	83,315

France | 9.1%

BNP Paribas SA	1,849	87,867
LVMH Moet Hennessy Louis Vuitton SA	390	58,637
Sanofi SA	2,612	222,707
Technip SA	649	72,149
Total SA	1,666	82,638
Valeo SA	2,153	99,602

		623,600

Germany | 7.4%

Bayer AG	1,166	100,136
Bayerische Motoren Werke AG	809	59,164
Merck KGaA	1,037	127,929
SAP AG	3,101	219,610

		506,839

Hong Kong | 1.8%

China Mobile, Ltd. Sponsored ADR	2,262	125,224

Indonesia | 2.7%

PT Bank Mandiri (Persero) Tbk	93,000	79,687
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	2,669	103,904

		183,591

Ireland | 1.0%

Ryanair Holdings PLC Sponsored ADR	2,220	71,595

Italy | 1.0%

Atlantia SpA	4,469	69,374

Description	Shares	Value

Japan | 11.5%

Canon, Inc.	2,192	$70,080
Daito Trust Construction Co., Ltd.	1,065	107,128
Fanuc Corp.	386	62,223
Komatsu, Ltd.	3,400	66,963
LIXIL Group Corp.	4,600	109,754
Seven & I Holdings Co., Ltd.	2,417	74,238
Softbank Corp.	2,500	101,230
Sumitomo Mitsui Financial Group, Inc.	3,776	118,061
Yahoo Japan Corp.	210	80,001

		789,678

Mexico | 0.9%

Genomma Lab Internacional SAB de CV, Series B (a)	31,700	61,347

Netherlands | 1.1%

ING Groep NV (a)	9,254	73,123

Norway | 0.8%

Petroleum Geo-Services ASA	3,556	58,782

Russia | 3.4%

Mobile TeleSystems OJSC Sponsored ADR	4,711	82,537
Sberbank of Russia (d)	51,489	150,332

		232,869

South Africa | 2.1%

Mediclinic International, Ltd.	6,621	32,616
Mr Price Group, Ltd.	3,748	56,736
Standard Bank Group, Ltd.	4,266	54,141

		143,493

South Korea | 4.1%

Hyundai Mobis	427	119,291
KT&G Corp.	948	72,246
Samsung Electronics Co., Ltd.	72	87,196

		278,733

Spain | 0.8%

Red Electrica Corporacion SA	1,100	52,153

Sweden | 3.8%

Assa Abloy AB, Class B	4,025	130,637
Sandvik AB	4,805	65,212
Swedbank AB, A Shares	3,403	63,928

		259,777

Switzerland | 3.2%

Novartis AG	3,651	223,408

Taiwan | 2.2%

Taiwan Semiconductor Manufacturing Co., Ltd.	50,341	154,216

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

Thailand | 1.6%

Kasikornbank Public Co. Ltd.	18,900	$112,061

Turkey | 2.3%

Koc Holding AS	17,130	68,434
Turkcell Iletisim Hizmetleri AS (a)	14,467	88,143

		156,577

United Kingdom | 22.4%

BG Group PLC	4,282	86,432
British American Tobacco PLC	3,635	186,630
British Sky Broadcasting Group PLC	5,719	68,663
GlaxoSmithKline PLC	3,408	78,559
Informa PLC	15,561	101,190
Petrofac, Ltd.	3,790	97,615
Prudential PLC	10,154	131,419
Rexam PLC	16,782	117,856
Royal Dutch Shell PLC, A Shares	3,932	135,921
Standard Chartered PLC	2,724	61,582
Tullow Oil PLC	3,391	75,018
Unilever PLC	5,975	217,283
Wm Morrison Supermarkets PLC	20,519	94,498
Wolseley PLC	2,048	87,373

		1,540,039

Total Common Stocks (Identified cost $6,114,384)		6,688,684

Right | 0.0%

South Africa | 0.0%

Mediclinic International, Ltd., Expires 10/05/12 (Identified cost $0)	1,747	2,572

Short-Term Investment | 2.7%

State Street Institutional Treasury Money Market Fund (Identified cost $184,610)	184,610	184,610

Total Investments | 100.2% (Identified cost $6,298,994) (b)		$6,875,866

Liabilities in Excess of Cash and Other Assets | (0.2)%		(15,449)

Net Assets | 100.0%		$6,860,417

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks | 96.9%

Australia | 8.4%

Amcor, Ltd.	2,096,461	$16,875,358
Ansell, Ltd.	1,499,024	24,956,755
Caltex Australia, Ltd.	817,503	14,017,376
James Hardie Industries SE	1,712,446	15,453,990
Orica, Ltd.	540,358	13,939,971

		85,243,450

Belgium | 2.4%

Anheuser-Busch InBev NV	290,147	24,671,705

Bermuda | 0.9%

Signet Jewelers, Ltd.	189,877	9,195,331

Brazil | 1.2%

Estacio Participacoes SA	359,800	6,034,382
LPS Brasil Consultoria de Imoveis SA	340,300	6,125,316

		12,159,698

Canada | 2.5%

Home Capital Group, Inc.	146,460	7,663,414
Potash Corp. of Saskatchewan, Inc.	403,540	17,539,685

		25,203,099

Egypt | 0.2%

Eastern Tobacco SAE	142,787	2,105,475

Finland | 3.2%

Sampo Oyj, A Shares	1,036,873	32,258,212

France | 10.6%

BNP Paribas SA	299,750	14,244,461
Christian Dior SA	89,580	12,017,980
Cie Generale de Geophysique-Veritas (a)	644,933	20,304,889
Sanofi SA	414,527	35,343,836
Technip SA	94,579	10,514,315
Valeo SA	326,515	15,105,169

		107,530,650

Germany | 5.5%

Merck KGaA	146,714	18,099,340
Sky Deutschland AG (a)	4,022,831	16,128,958
Symrise AG	624,443	21,144,302

		55,372,600

Indonesia | 3.5%

PT Bank Mandiri (Persero) Tbk	16,464,500	14,107,513
PT Media Nusantara Citra Tbk	78,854,500	21,423,375

		35,530,888

Ireland | 3.5%

Kerry Group PLC Class A	407,794	20,859,811
Ryanair Holdings PLC Sponsored ADR	462,970	14,930,782

		35,790,593

Description	Shares	Value

Japan | 10.6%

Asics Corp.	1,582,350	$21,350,776
Daito Trust Construction Co., Ltd.	137,900	13,871,284
Don Quijote Co., Ltd.	770,500	29,668,792
LIXIL Group Corp.	768,100	18,326,527
Nabtesco Corp.	348,800	6,404,798
Softbank Corp.	444,900	18,014,915

		107,637,092

Netherlands | 2.1%

ING Groep NV (a)	2,668,735	21,087,732

Philippines | 1.2%

GT Capital Holdings, Inc.	600,920	7,850,926
Security Bank Corp.	999,850	3,930,850

		11,781,776

Russia | 2.2%

Sberbank of Russia (d)	7,585,911	22,148,577

South Africa | 3.8%

Aspen Pharmacare Holdings, Ltd.	768,820	13,209,331
Life Healthcare Group Holdings Pte, Ltd.	2,220,154	8,469,289
Mediclinic International, Ltd.	1,312,525	6,465,640
Nampak, Ltd.	2,999,670	10,307,649

		38,451,909

South Korea | 1.2%

Hyundai Mobis	42,606	11,902,884

Spain | 0.8%

Mediaset Espana Comunicacion SA	1,586,050	8,601,006

Sweden | 4.0%

Assa Abloy AB, Class B	484,332	15,719,702
Autoliv, Inc.	244,339	15,053,586
Sandvik AB	756,634	10,268,835

		41,042,123

Switzerland | 3.4%

Novartis AG	450,631	27,574,496
Swatch Group AG	18,516	7,386,713

		34,961,209

Thailand | 1.8%

Kasikornbank Public Co. Ltd.	3,054,700	18,111,850

United Kingdom | 23.9%

AMEC PLC	917,874	16,985,809
Associated British Foods PLC	1,337,148	27,832,419
BBA Aviation PLC	2,880,520	9,186,637
BG Group PLC	580,017	11,707,638
British American Tobacco PLC	595,752	30,587,423
IG Group Holdings PLC	1,759,867	12,674,571
Informa PLC	4,791,799	31,160,095
Prudential PLC	2,159,307	27,947,083

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

Rexam PLC	4,130,767	$29,009,394
Rockhopper Exploration PLC (a)	1,774,337	4,985,445
Tullow Oil PLC	909,326	20,116,792
Unilever PLC	561,023	20,401,759

		242,595,065

Total Common Stocks (Identified cost $870,615,818)		983,382,924

Rights | 0.2%

France | 0.1%

Cie Generale de Geophysique-Veritas, Expires 10/12/12	635,010	1,024,920

South Africa | 0.1%

Mediclinic International, Ltd., Expires 10/05/12	345,991	509,238

Total Rights (Identified cost $722,557)		1,534,158

Short-Term Investment | 2.5%

State Street Institutional Treasury Money Market Fund (Identified cost $25,861,946)	25,861,946	25,861,946

Total Investments | 99.6% (Identified cost $897,200,321) (b)		$1,010,779,028

Cash and Other Assets in Excess of Liabilities | 0.4%		3,595,646

Net Assets | 100.0%		$1,014,374,674

Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 97.2%

Australia | 6.9%

Ansell, Ltd.	39,486	$657,389
Aristocrat Leisure, Ltd.	236,035	658,617
Cabcharge Australia, Ltd.	131,554	746,442
Echo Entertainment Group, Ltd.	122,323	485,972
James Hardie Industries SE	99,558	898,463
Macquarie Atlas Roads Group (a)	516,294	781,906

		4,228,789

Austria | 2.5%

Andritz AG	16,006	906,454
Kapsch TrafficCom AG	10,107	645,244

		1,551,698

Belgium | 5.8%

Arseus NV	56,488	1,046,746
EVS Broadcast Equipment SA	11,229	620,050
Kinepolis Group NV	8,562	848,850
Telenet Group Holding NV	22,782	1,020,269

		3,535,915

China | 2.8%

AAC Technologies Holdings, Inc.	345,500	1,245,378
Prince Frog International Holdings, Ltd.	1,515,000	488,455

		1,733,833

France | 3.3%

Cie Generale de Geophysique-Veritas (a)	19,367	609,745
Ingenico	11,905	611,941
Valeo SA	17,650	816,520

		2,038,206

Germany | 8.8%

CompuGroup Medical AG	70,871	1,303,251
CTS Eventim AG	23,669	703,670
Deutsche Wohnen AG	36,058	633,417
Dialog Semiconductor PLC (a)	25,667	500,028
NORMA Group	24,377	657,839
STRATEC Biomedical AG	14,589	669,758
Wirecard AG	40,798	936,879

		5,404,842

Ireland | 0.8%

Kenmare Resources PLC (a)	783,213	496,913

Italy | 1.4%

Azimut Holding SpA	72,661	838,023

Japan | 24.8%

Ain Pharmaciez, Inc.	21,500	1,534,534
Asahi Co., Ltd.	37,400	637,870
Benesse Holdings, Inc.	15,300	741,082

Description	Shares	Value

Daiseki Co., Ltd.	34,800	$540,907
Don Quijote Co., Ltd.	32,700	1,259,143
Dr. Ci:Labo Co., Ltd.	173	583,243
JAFCO Co., Ltd.	34,800	676,468
JSR Corp.	35,900	588,826
Konami Corp.	23,950	544,123
Kurita Water Industries, Ltd.	21,900	485,201
Misumi Group, Inc.	35,900	889,680
OSG Corp.	53,600	744,521
Rinnai Corp.	10,100	753,229
Santen Pharmaceutical Co., Ltd.	18,690	859,778
Suruga Bank, Ltd.	97,300	1,103,415
Sysmex Corp.	19,500	938,269
Tamron Co., Ltd.	20,300	621,694
USS Co., Ltd.	10,740	1,135,379
Valor Co., Ltd.	34,300	569,616

		15,206,978

Netherlands | 4.7%

Aalberts Industries NV	39,505	709,200
ASM International NV	19,527	656,688
Gemalto NV	10,915	960,101
Royal Imtech NV	21,559	569,048

		2,895,037

Norway | 5.2%

Atea ASA	66,050	648,521
Kongsberg Gruppen ASA	49,805	943,260
Petroleum Geo-Services ASA	39,540	653,605
TGS Nopec Geophysical Co. ASA	27,816	907,471

		3,152,857

Singapore | 2.1%

Ezra Holdings, Ltd. (a)	734,000	729,694
XP Power, Ltd.	34,337	555,582

		1,285,276

Sweden | 6.7%

Elekta AB, B Shares	85,324	1,126,820
Getinge AB, B Shares	26,896	811,532
Indutrade AB	18,141	538,530
Intrum Justitia AB	54,589	797,793
Loomis AB, B Shares	56,662	804,368

		4,079,043

Switzerland | 1.7%

Dufry AG (a)	8,637	1,034,971

United Kingdom | 19.7%

Abcam PLC	93,929	609,360
Aberdeen Asset Management PLC	144,561	726,222
APR Energy PLC	42,577	574,434
Ashtead Group PLC	153,322	801,678

Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Dignity PLC	57,659	$849,608
Elementis PLC	156,382	585,859
Hansteen Holdings PLC REIT	513,579	649,363
IG Group Holdings PLC	153,628	1,106,430
Intertek Group PLC	18,285	809,029
John Wood Group PLC	41,352	536,538
Morgan Crucible Co. PLC	143,584	612,340
Provident Financial PLC	38,083	844,346
Rightmove PLC	29,920	757,576
RPC Group PLC	98,600	678,433
Spectris PLC	26,925	750,004
Synergy Health PLC	43,727	649,615
Yule Catto & Co. PLC	184,550	494,699

		12,035,534

Total Common Stocks (Identified cost $47,353,509)		59,517,915

Right | 0.1%

France | 0.1%

Cie Generale de Geophysique-Veritas, Expires 10/12/12 (Identified cost $25,319)	19,367	31,259

Short-Term Investment | 2.5%

State Street Institutional Treasury Money Market Fund (Identified cost $1,556,479)	1,556,479	1,556,479

Total Investments | 99.8% (Identified cost $48,935,307) (b)		$61,105,653

Cash and Other Assets in Excess of Liabilities | 0.2%		121,453

Net Assets | 100.0%		$61,227,106

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 96.4%

Argentina | 0.5%

YPF Sociedad Anonima Sponsored ADR	5,516,097	$71,709,261

Brazil | 12.5%

Banco do Brasil SA	42,062,210	514,560,517
CCR SA	23,511,000	212,813,836
CEMIG SA Sponsored ADR	2,728,170	33,065,420
Cielo SA	14,779,259	368,816,235
Companhia Siderurgica Nacional SA Sponsored ADR	14,011,366	78,883,991
Natura Cosmeticos SA	7,772,900	211,840,042
Souza Cruz SA	12,367,425	167,766,278
Vale SA Sponsored ADR	19,008,000	340,243,200

		1,927,989,519

Canada | 0.6%

First Quantum Minerals, Ltd.	4,720,300	100,590,260

China | 5.5%

China Construction Bank Corp., Class H	704,125,220	488,543,881
CNOOC, Ltd.	74,725,000	153,033,963
NetEase, Inc. Sponsored ADR (a)	2,313,456	129,877,420
Weichai Power Co., Ltd., Class H	27,338,000	83,910,266

		855,365,530

Colombia | 0.8%

Pacific Rubiales Energy Corp.	5,169,000	123,507,080

Egypt | 2.3%

Commercial International Bank Egypt SAE	21,752,431	123,448,413
Eastern Tobacco SAE	2,414,259	35,599,604
Orascom Construction Industries	4,174,312	196,612,201

		355,660,218

France | 0.8%

CFAO SA	2,504,451	119,947,684

Hong Kong | 2.8%

China Mobile, Ltd. Sponsored ADR	5,759,304	318,835,069
Huabao International Holdings, Ltd.	208,695,000	118,423,018

		437,258,087

Hungary | 1.3%

OTP Bank PLC	11,333,969	198,960,392

India | 5.4%

Bank of India	15,658,457	92,326,858
Bharat Heavy Electricals, Ltd.	32,336,760	151,184,852
Infosys, Ltd. Sponsored ADR	1,632,408	79,237,084
Jindal Steel & Power, Ltd.	16,030,984	129,582,141
Punjab National Bank, Ltd.	13,684,493	217,675,412
Tata Consultancy Services, Ltd.	6,573,511	161,212,725

		831,219,072

Description	Shares	Value

Indonesia | 6.1%

PT Bank Mandiri (Persero) Tbk	275,257,430	$235,852,762
PT Semen Gresik (Persero) Tbk	82,762,800	124,965,774
PT Tambang Batubara Bukit Asam (Persero) Tbk	32,359,200	54,777,329
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	9,197,349	358,052,797
PT United Tractors Tbk	81,448,094	176,172,993

		949,821,655

Malaysia | 0.8%

British American Tobacco Malaysia Berhad	6,263,300	123,770,103

Mexico | 4.7%

America Movil SAB de CV Series L, ADR	8,268,970	210,362,597
Grupo Mexico SAB de CV, Series B	71,651,750	236,802,723
Grupo Televisa SAB Sponsored ADR	6,537,600	153,698,976
Kimberly-Clark de Mexico SAB de CV, Series A	50,314,295	120,159,374

		721,023,670

Pakistan | 1.4%

Oil & Gas Development Co., Ltd.	50,805,349	95,350,729
Pakistan Petroleum, Ltd.	63,087,585	117,032,042

		212,382,771

Philippines | 2.1%

Philippine Long Distance Telephone Co. Sponsored ADR	5,045,750	333,069,958

Russia | 9.6%

Gazprom OAO Sponsored ADR	19,300,542	193,584,436
Lukoil OAO Sponsored ADR	1,932,550	118,929,127
Magnit OJSC Sponsored GDR (d), (e)	3,639,565	123,708,814
Mobile TeleSystems OJSC Sponsored ADR	15,273,743	267,595,978
Oriflame Cosmetics SA SDR	2,513,529	86,057,221
Sberbank of Russia (d)	161,503,092	471,540,416
TNK-BP Holding (d)	38,361,894	103,765,893
Uralkali OJSC Sponsored GDR	2,809,789	116,240,971

		1,481,422,856

South Africa | 11.3%

Bidvest Group, Ltd.	9,680,815	239,606,859
Massmart Holdings, Ltd.	663,374	13,303,347
Murray & Roberts Holdings, Ltd. (a)	35,297,522	93,767,657
Nedbank Group, Ltd.	7,081,646	155,697,513
Pretoria Portland Cement Co., Ltd.	30,227,733	105,323,112
Sanlam, Ltd.	30,106,467	135,900,513
Shoprite Holdings, Ltd.	16,597,086	335,690,671
Standard Bank Group, Ltd.	9,170,248	116,382,710
Tiger Brands, Ltd.	4,474,408	146,828,104
Truworths International, Ltd.	17,463,681	197,234,893
Vodacom Group, Ltd.	9,447,937	115,899,840

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

Woolworths Holdings, Ltd.	13,208,427	$96,472,459

		1,752,107,678

South Korea | 14.3%

Hite Jinro Co., Ltd.	1,330,298	29,205,094
Hyundai Mobis	998,056	278,827,980
KB Financial Group, Inc.	7,324,500	261,630,474
Korea Life Insurance Co., Ltd.	30,747,143	213,570,816
KT&G Corp.	3,412,941	260,095,016
NHN Corp.	962,821	251,658,457
Samsung Electronics Co., Ltd.	366,196	443,484,550
Shinhan Financial Group Co., Ltd.	9,871,994	337,082,729
Woongjin Coway Co., Ltd.	4,735,084	131,006,440

		2,206,561,556

Taiwan | 5.1%

Hon Hai Precision Industry Co., Ltd.	47,812,118	150,057,648
HTC Corp.	12,236,935	118,555,940
MediaTek, Inc.	11,281,421	119,112,347
Taiwan Semiconductor Manufacturing Co., Ltd.	128,993,284	395,162,533

		782,888,468

Thailand | 2.3%

CP All Public Co. Ltd. (d)	92,396,300	106,564,933
PTT Exploration & Production Public Co. Ltd. (d)	18,257,850	96,390,534
The Siam Cement Public Co. Ltd.	12,295,500	158,986,647

		361,942,114

Turkey | 6.2%

Akbank TAS	40,202,807	158,820,381
Koc Holding AS	39,950,823	159,603,232
Turkcell Iletisim Hizmetleri AS (a)	50,035,959	304,851,162
Turkiye Is Bankasi AS, C Shares	109,183,308	342,631,163

		965,905,938

Total Common Stocks (Identified cost $14,116,785,851)		14,913,103,870

Preferred Stocks | 1.2%

Brazil | 1.2%

Companhia de Bebidas das Americas SA Sponsored ADR (Identified cost $144,976,221)	5,023,548	192,251,182

Short-Term Investment | 2.9%

State Street Institutional Treasury Money Market Fund (Identified cost $444,363,407)	444,363,407	444,363,407

Description		Value

Total Investments | 100.5% (Identified cost $14,706,125,479) (b)		$15,549,718,459

Liabilities in Excess of Cash and Other Assets | (0.5)%		(71,742,656)

Net Assets | 100.0%		$15,477,975,803

Description	Shares	Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 89.1%

Brazil | 9.2%

Cia Hering	168,911	$3,818,567
Cyrela Brazil Realty SA Empreendimentos e Participacoes	705,560	6,055,861
Localiza Rent a Car SA	178,681	3,137,770
MRV Engenharia e Participacoes SA	984,295	5,889,505
Petroleo Brasileiro SA Sponsored ADR	352,700	7,784,089
Totvs SA	201,663	4,188,940
Vale SA Sponsored ADR	227,415	4,070,728

		34,945,460

China | 22.0%

AAC Technologies Holdings, Inc.	2,578,200	9,293,297
Agricultural Bank of China, Ltd., Class H	19,253,500	7,523,566
China Construction Bank Corp., Class H	3,672,184	2,547,875
China Merchants Bank Co., Ltd., Class H	4,247,211	7,142,542
China National Materials Co., Ltd., Class H	15,744,890	4,426,572
China State Construction International Holdings, Ltd.	5,930,040	6,997,616
Daphne International Holdings, Ltd.	6,637,000	6,616,415
First Tractor Co., Ltd., Class H (a)	3,960,000	3,048,884
Hengdeli Holdings, Ltd.	16,076,000	4,644,056
Hidili Industry International Development, Ltd.	9,947,900	2,399,078
NetEase, Inc. Sponsored ADR (a)	70,285	3,945,800
Ping An Insurance (Group) Co. of China, Ltd., Class H	916,000	6,928,431
Sands China, Ltd.	1,974,600	7,359,501
Vinda International Holdings, Ltd.	2,680,000	3,691,284
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	6,302,600	7,152,763

		83,717,680

Colombia | 2.1%

Pacific Rubiales Energy Corp.	328,429	7,847,419

India | 7.5%

Cairn India, Ltd.	1,001,468	6,284,689
HDFC Bank, Ltd. Sponsored ADR	103,600	3,893,288
ICICI Bank, Ltd. Sponsored ADR	283,130	11,364,838
Shriram Transport Finance Co., Ltd.	612,561	7,200,451

		28,743,266

Indonesia | 3.0%

PT Bank Rakyat Indonesia (Persero) Tbk	9,501,800	7,396,908
PT XL Axiata Tbk	5,829,000	4,050,455

		11,447,363

Mexico | 5.5%

Corporacion Geo SAB de CV, Series B (a)	6,072,706	7,454,212
Genomma Lab Internacional SAB de CV, Series B (a)	3,569,900	6,908,634

Description	Shares	Value

Grupo Financiero Banorte SAB de CV, Class O	1,180,157	$6,670,144

		21,032,990

Peru | 2.3%

Credicorp, Ltd.	69,100	8,656,848

Philippines | 1.0%

SM Investments Corp.	213,501	3,736,203

Qatar | 0.8%

Qatar Electricity & Water Co.	83,710	3,046,257

Russia | 18.0%

Alliance Oil Co., Ltd. SDR (a)	419,002	3,310,529
Eurasia Drilling Co., Ltd. GDR	232,298	7,665,834
Globaltrans Investment PLC Sponsored GDR	591,791	12,297,417
Novatek OAO Sponsored GDR	45,297	5,358,635
Rosneft Oil Co. OJSC GDR	722,332	4,854,071
Sberbank of Russia (d)	3,747,842	10,942,571
TMK OAO GDR	346,812	5,275,011
Uralkali OJSC Sponsored GDR	129,032	5,338,054
VTB Bank OJSC GDR	1,685,568	5,612,941
X5 Retail Group NV GDR (a)	313,269	6,581,782
Yandex NV Class A (a)	59,800	1,429,645

		68,666,490

South Africa | 4.3%

Barloworld, Ltd.	540,488	4,669,120
Exxaro Resources, Ltd.	377,853	7,306,460
Standard Bank Group, Ltd.	359,350	4,560,632

		16,536,212

South Korea | 5.7%

Kia Motors Corp.	143,120	8,936,751
Mando Corp.	35,516	4,921,127
Samsung Electronics Co., Ltd.	6,640	8,041,424

		21,899,302

Taiwan | 3.4%

Catcher Technology Co., Ltd.	1,218,000	5,734,013
Synnex Technology International Corp.	1,886,989	4,274,347
Yuanta Financial Holding Co., Ltd.	5,567,159	2,924,736

		12,933,096

Turkey | 1.3%

Aselsan Elektronik Sanayi Ve Ticaret AS	1,363,789	4,932,329

United States | 3.0%

First Cash Financial Services, Inc. (a)	127,000	5,843,270
Freeport-McMoRan Copper & Gold, Inc.	144,700	5,727,226

		11,570,496

Total Common Stocks (Identified cost $359,226,020)		339,711,411

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)

Preferred Stocks | 6.1%

Brazil | 4.6%

Banco Bradesco SA Sponsored ADR	411,808	$6,617,755
Gerdau SA Sponsored ADR	533,050	5,069,306
Marcopolo SA	983,100	5,746,570

		17,433,631

Colombia | 1.5%

Bancolombia SA Sponsored ADR	92,500	5,523,175

Total Preferred Stocks (Identified cost $22,171,931)		22,956,806

Short-Term Investment | 6.4%

State Street Institutional Treasury Money Market Fund (Identified cost $24,570,548)	24,570,548	24,570,548

Total Investments | 101.6% (Identified cost $405,968,499) (b)		$387,238,765

Liabilities in Excess of Cash and Other Assets | (1.6)%		(5,985,457)

Net Assets | 100.0%		$381,253,308

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio

Common Stocks | 90.7%

Argentina | 0.2%

YPF Sociedad Anonima Sponsored ADR	28,375	$368,875

Brazil | 8.6%

Banco do Brasil SA	180,207	2,204,530
Brasil Brokers Participacoes SA	121,500	427,925
Brasil Insurance Participacoes e Administracao SA	48,400	454,813
CEMIG SA Sponsored ADR	40,333	488,836
Cia Hering	48,227	1,090,267
Cielo SA Sponsored ADR	76,347	1,930,052
Companhia de Locacao das Americas	77,300	322,203
Companhia Siderurgica Nacional SA Sponsored ADR	70,145	394,916
MRV Engenharia e Participacoes SA	380,700	2,277,909
Natura Cosmeticos SA	39,050	1,064,256
Petroleo Brasileiro SA Sponsored ADR	131,500	2,902,205
Souza Cruz SA	100,295	1,360,519
T4F Entretenimento SA	65,650	456,611
UNICASA Industria de Moveis SA	35,800	195,136

		15,570,178

Cambodia | 0.2%

NagaCorp, Ltd.	670,000	375,004

Canada | 0.5%

First Quantum Minerals, Ltd.	46,405	988,897

China | 14.7%

AAC Technologies Holdings, Inc.	772,140	2,783,231
Agricultural Bank of China, Ltd., Class H	8,264,000	3,229,270
Biostime International Holdings, Ltd.	164,500	424,295
China Construction Bank Corp., Class H	3,535,461	2,453,012
China Outfitters Holdings, Ltd.	2,026,000	365,796
China State Construction International Holdings, Ltd.	3,172,504	3,743,645
CNOOC, Ltd.	834,000	1,708,000
Daphne International Holdings, Ltd.	2,122,000	2,115,418
Hengdeli Holdings, Ltd.	1,440,000	415,989
Ping An Insurance (Group) Co. of China, Ltd., Class H	384,500	2,908,277
Prince Frog International Holdings, Ltd.	1,858,000	599,042
Sands China, Ltd.	666,400	2,483,729
Shenguan Holdings Group, Ltd.	830,000	457,064
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,343,440	2,659,549

		26,346,317

Colombia | 2.4%

Pacific Rubiales Energy Corp.	179,100	4,279,380

Description	Shares	Value

Egypt | 1.3%

Commercial International Bank Egypt SAE	185,108	$1,050,516
Orascom Construction Industries	27,282	1,284,996

		2,335,512

Hong Kong | 1.8%

China Metal Recycling Holdings, Ltd.	384,600	356,127
China Mobile, Ltd. Sponsored ADR	25,500	1,411,680
REXLot Holdings, Ltd.	7,575,000	566,607
Sitoy Group Holdings, Ltd.	944,000	505,233
Stella International Holdings, Ltd.	142,500	349,540

		3,189,187

Hungary | 0.8%

OTP Bank PLC	78,115	1,371,258

India | 2.2%

ICICI Bank, Ltd. Sponsored ADR	97,590	3,917,263

Indonesia | 4.5%

PT AKR Corporindo Tbk	755,000	335,293
PT Bank Mandiri (Persero) Tbk	1,554,500	1,342,582
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	3,895,500	447,759
PT Bank Rakyat Indonesia (Persero) Tbk	3,572,618	2,781,192
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	47,050	1,831,656
PT United Tractors Tbk	613,515	1,327,039

		8,065,521

Mexico | 7.8%

America Movil SAB de CV Series L, ADR	52,708	1,340,892
Corporacion Geo SAB de CV, Series B (a)	1,140,800	1,400,325
Genomma Lab Internacional SAB de CV, B Shares (a)	1,648,900	3,191,027
Grupo Financiero Banorte SAB de CV, Class O	643,800	3,638,701
Grupo Mexico SAB de CV, Series B	389,801	1,288,258
Grupo Televisa SAB Sponsored ADR	68,173	1,602,747
Kimberly-Clark de Mexico SAB de CV, Series A	614,100	1,466,579

		13,928,529

Nigeria | 0.2%

Guaranty Trust Bank PLC	2,932,130	357,190

Pakistan | 0.2%

Fauji Fertilizer Co., Ltd.	330,700	390,043

Philippines | 1.0%

Philippine Long Distance Telephone Co. Sponsored ADR	28,492	1,880,757

Qatar | 0.2%

Qatar Electricity & Water Co.	8,246	300,077

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (concluded)

Russia | 15.7%

Alliance Oil Co., Ltd. SDR (a)	201,928	$1,595,430
CTC Media, Inc.	34,000	309,740
Dixy Group OJSC (a)	28,538	228,304
Eurasia Drilling Co., Ltd. GDR	104,365	3,444,045
Gazprom OAO Sponsored ADR	148,639	1,490,849
Globaltrans Investment PLC Sponsored GDR	203,233	4,223,182
Lukoil OAO Sponsored ADR	20,568	1,265,755
Mobile TeleSystems OJSC Sponsored ADR	96,020	1,682,270
Oriflame Cosmetics SA SDR	32,425	1,110,154
Sberbank of Russia (d)	958,425	2,798,313
Sberbank of Russia Sponsored ADR	193,997	2,260,065
TMK OAO GDR	163,000	2,479,230
Uralkali OJSC Sponsored GDR	82,509	3,413,397
X5 Retail Group NV GDR (a)	91,469	1,921,764

		28,222,498

South Africa | 6.7%

Barloworld, Ltd.	274,224	2,368,942
Exxaro Resources, Ltd.	141,235	2,731,030
Lewis Group, Ltd.	49,262	423,252
Standard Bank Group, Ltd.	309,772	3,931,421
Tiger Brands, Ltd.	36,965	1,213,010
Truworths International, Ltd.	115,284	1,302,018

		11,969,673

South Korea | 10.9%

BS Financial Group, Inc.	25,810	278,669
Hy-Lok Corp.	15,885	326,583
Hyundai Marine & Fire Insurance Co., Ltd.	16,550	515,221
Hyundai Mobis	6,424	1,794,680
Kia Motors Corp.	42,912	2,679,527
Korea Life Insurance Co., Ltd.	194,202	1,348,934
KT&G Corp.	20,078	1,530,114
Mando Corp.	16,846	2,334,196
NHN Corp.	6,809	1,779,710
Samsung Electronics Co., Ltd.	4,320	5,231,770
Shinhan Financial Group Co., Ltd.	53,460	1,825,411

		19,644,815

Taiwan | 5.2%

Catcher Technology Co., Ltd.	467,000	2,198,509
Hon Hai Precision Industry Co., Ltd.	387,709	1,216,819
HTC Corp. GDR	19,527	756,964
Lumax International Corp., Ltd.	137,000	283,221
Makalot Industrial Co., Ltd.	117,000	337,268
Synnex Technology International Corp.	1,025,190	2,322,228
Taiwan Semiconductor Manufacturing Co., Ltd.	706,000	2,162,785
		9,277,794

Description	Shares	Value

Thailand | 0.7%

Banpu Public Co. Ltd.	60,930	$775,977
Thai Tap Water Supply Co., Ltd.	1,980,900	489,111

		1,265,088

Turkey | 3.3%

Koc Holding AS ADR	79,912	1,588,051
TAV Havalimanlari Holding AS	65,809	325,887
Tofas Turk Otomobil Fabrikasi AS	65,053	328,658
Turkcell Iletisim Hizmetleri AS ADR (a)	98,855	1,496,665
Turkiye Is Bankasi AS, C Shares	589,608	1,850,265
Turkiye Sinai Kalkinma Bankasi AS	307,770	342,490

		5,932,016

United Kingdom | 0.2%

Bank of Georgia Holdings PLC	21,619	444,060

United States | 1.4%

Freeport-McMoRan Copper & Gold, Inc.	65,400	2,588,532

Total Common Stocks (Identified cost $159,120,235)		163,008,464

Preferred Stocks | 5.4%

Brazil | 4.0%

Banco ABC Brasil SA	76,180	454,694
Banco Bradesco SA Sponsored ADR	121,500	1,952,505
Marcopolo SA	394,900	2,308,332
Randon Participacoes SA	79,800	463,310
Vale SA Sponsored ADR	114,300	1,984,248

		7,163,089

Colombia | 1.4%

Bancolombia SA Sponsored ADR	41,320	2,467,217

Total Preferred Stocks (Identified cost $9,525,541)		9,630,306

Short-Term Investment | 5.9%

State Street Institutional Treasury Money Market Fund (Identified cost $10,611,392)	10,611,392	10,611,392

Total Investments | 102.0% (Identified cost $179,257,168) (b)		$183,250,162

Liabilities in Excess of Cash and Other Assets | (2.0)%		(3,633,621)

Net Assets | 100.0%		$179,616,541

Description	Shares	Value

Lazard Emerging Markets Multi-Strategy Portfolio

Common Stocks | 51.5%

Argentina | 0.1%

YPF Sociedad Anonima Sponsored ADR	9,087	$118,131

Brazil | 4.9%

Banco do Brasil SA	43,390	530,804
Banco do Brasil SA Sponsored ADR	14,160	176,150
Brasil Brokers Participacoes SA	37,800	133,132
Brasil Insurance Participacoes e Administracao SA	15,100	141,894
CEMIG SA Sponsored ADR (f)	7,723	93,603
Cia Hering	15,690	354,704
Cielo SA Sponsored ADR	10,600	267,968
Cielo SA Sponsored ADR (f)	13,798	348,813
Companhia de Locacao das Americas	24,000	100,037
Companhia Siderurgica Nacional SA Sponsored ADR	20,640	116,203
MRV Engenharia e Participacoes SA	123,770	740,575
Natura Cosmeticos SA	12,240	333,585
Petroleo Brasileiro SA Sponsored ADR	1,600	35,312
Petroleo Brasileiro SA Sponsored ADR (f)	41,100	907,077
Souza Cruz SA	31,540	427,846
T4F Entretenimento SA	20,360	141,609
UNICASA Industria de Moveis SA	11,100	60,503

		4,909,815

Cambodia | 0.1%

NagaCorp, Ltd.	210,000	117,539

Canada | 0.3%

First Quantum Minerals, Ltd.	13,620	290,244

China | 8.4%

AAC Technologies Holdings, Inc.	249,500	899,340
Agricultural Bank of China, Ltd., Class H	2,672,000	1,044,120
Biostime International Holdings, Ltd.	51,500	132,834
China Construction Bank Corp., Class H	1,115,000	773,622
China Outfitters Holdings, Ltd.	630,000	113,747
China State Construction International Holdings, Ltd.	1,025,600	1,210,237
CNOOC, Ltd.	262,000	536,566
Daphne International Holdings, Ltd.	686,000	683,872
Hengdeli Holdings, Ltd.	448,000	129,419
Ping An Insurance (Group) Co. of China, Ltd., Class H	124,500	941,692
Prince Frog International Holdings, Ltd.	578,000	186,354
Sands China, Ltd.	215,600	803,559
Shenguan Holdings Group, Ltd.	258,000	142,075
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	757,580	859,771

		8,457,208

Description	Shares	Value

Colombia | 1.4%

Pacific Rubiales Energy Corp.	57,750	$1,379,867

Egypt | 0.7%

Commercial International Bank Egypt SAE	50,799	288,292
Commercial International Bank Egypt SAE GDR	8,645	47,721
Orascom Construction Industries	8,777	413,401

		749,414

Hong Kong | 1.0%

China Metal Recycling Holdings, Ltd.	120,024	111,138
China Mobile, Ltd. Sponsored ADR	7,960	440,666
REXLot Holdings, Ltd.	2,350,000	175,779
Sitoy Group Holdings, Ltd.	294,000	157,350
Stella International Holdings, Ltd.	44,500	109,154

		994,087

Hungary | 0.4%

OTP Bank PLC	24,744	434,365

India | 1.3%

ICICI Bank, Ltd. Sponsored ADR	1,200	48,168
ICICI Bank, Ltd. Sponsored ADR (f)	30,500	1,224,270

		1,272,438

Indonesia | 2.6%

PT AKR Corporindo Tbk	234,000	103,918
PT Bank Mandiri (Persero) Tbk	506,500	437,451
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	1,212,500	139,368
PT Bank Rakyat Indonesia (Persero) Tbk	1,155,000	899,138
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR (f)	14,860	578,500
PT United Tractors Tbk	193,515	418,575

		2,576,950

Mexico | 4.4%

America Movil SAB de CV Series L, ADR	16,610	422,558
Corporacion Geo SAB de CV, Series B (a)	370,900	455,278
Genomma Lab Internacional SAB de CV, Series B (a)	532,700	1,030,906
Grupo Financiero Banorte SAB de CV, Class O	209,300	1,182,945
Grupo Mexico SAB de CV, Series B	120,009	396,619
Grupo Televisa SAB Sponsored ADR (f)	21,492	505,277
Kimberly-Clark de Mexico SAB de CV, Series A	193,335	461,718

		4,455,301

Nigeria | 0.1%

Guaranty Trust Bank PLC	914,882	111,450

Pakistan | 0.1%

Fauji Fertilizer Co., Ltd.	102,867	121,326

Description	Shares	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Philippines | 0.6%

Philippine Long Distance Telephone Co. Sponsored ADR (f)	8,953	$590,987

Qatar | 0.1%

Qatar Electricity & Water Co.	2,557	93,051

Russia | 9.0%

Alliance Oil Co., Ltd. SDR (a)	65,281	515,784
CTC Media, Inc.	10,630	96,839
Dixy Group OJSC (a)	8,850	70,800
Eurasia Drilling Co., Ltd. GDR (f)	33,740	1,113,420
Gazprom OAO Sponsored ADR (f)	46,937	470,778
Globaltrans Investment PLC Sponsored GDR (f)	65,456	1,360,176
Lukoil OAO Sponsored ADR	6,485	399,087
Mobile TeleSystems OJSC Sponsored ADR (f)	30,210	529,279
Oriflame Cosmetics SA SDR	10,270	351,620
Sberbank of Russia (d), (f)	309,847	904,660
Sberbank of Russia Sponsored ADR (f)	61,212	713,120
TMK OAO GDR (f)	52,712	801,750
Uralkali OJSC Sponsored GDR (f)	26,425	1,093,202
X5 Retail Group NV GDR (a)	29,571	621,287

		9,041,802

South Africa | 3.8%

Barloworld, Ltd.	88,653	765,848
Exxaro Resources, Ltd.	45,660	882,917
Lewis Group, Ltd.	15,294	131,404
Standard Bank Group, Ltd.	99,276	1,259,945
Tiger Brands, Ltd.	11,608	380,918
Truworths International, Ltd.	36,351	410,548

		3,831,580

South Korea | 6.2%

BS Financial Group, Inc.	8,030	86,700
Hy-Lok Corp.	4,950	101,768
Hyundai Marine & Fire Insurance Co., Ltd.	5,140	160,014
Hyundai Mobis	2,038	569,358
Kia Motors Corp.	13,873	866,263
Korea Life Insurance Co., Ltd.	61,350	426,139
KT&G Corp.	5,928	451,764
KT&G Corp. GDR (e)	874	33,288
Mando Corp.	5,446	754,603
NHN Corp.	2,187	571,630
Samsung Electronics Co., Ltd.	1,110	1,344,274
Samsung Electronics Co., Ltd. GDR	110	66,220
Samsung Electronics Co., Ltd. GDR (f)	443	266,686
Shinhan Financial Group Co., Ltd.	9,410	321,308

Description	Shares	Value

Shinhan Financial Group Co., Ltd. ADR	3,416	$229,350

		6,249,365

Taiwan | 2.9%

Catcher Technology Co., Ltd.	151,000	710,867
Hon Hai Precision Industry Co., Ltd. GDR	61,754	386,889
HTC Corp. GDR	6,296	244,064
Lumax International Corp., Ltd.	43,000	88,894
Makalot Industrial Co., Ltd.	36,000	103,775
Synnex Technology International Corp.	331,000	749,771
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (f)	43,376	686,208

		2,970,468

Thailand | 0.4%

Banpu Public Co. Ltd.	19,500	248,343
Thai Tap Water Supply Co., Ltd.	616,400	152,198

		400,541

Turkey | 1.8%

Koc Holding AS ADR (f)	25,204	500,866
TAV Havalimanlari Holding AS	20,447	101,254
Tofas Turk Otomobil Fabrikasi AS	20,216	102,134
Turkcell Iletisim Hizmetleri AS ADR (a), (f)	31,150	471,611
Turkiye Is Bankasi AS, C Shares	185,843	583,199
Turkiye Sinai Kalkinma Bankasi AS	95,599	106,384

		1,865,448

United Kingdom | 0.1%

Bank of Georgia Holdings PLC	6,704	137,702

United States | 0.8%

Freeport-McMoRan Copper & Gold, Inc.	21,300	843,054

Total Common Stocks (Identified cost $50,407,873)		52,012,133

Preferred Stocks | 3.1%

Brazil | 2.3%

Banco ABC Brasil SA	23,627	141,022
Banco Bradesco SA Sponsored ADR	39,500	634,765
Marcopolo SA	127,000	742,360
Randon Participacoes SA	24,800	143,986
Vale SA Sponsored ADR (f)	36,090	626,522

		2,288,655

Colombia | 0.8%

Bancolombia SA Sponsored ADR	500	29,855
Bancolombia SA Sponsored ADR (f)	12,980	775,036

		804,891

Total Preferred Stocks (Identified cost $3,102,526)		3,093,546

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Corporate Bonds | 4.5%

Brazil | 0.6%

Arcos Dorados Holdings, Inc., 10.250%, 07/13/16	BRL	250	$131,336
Banco do Brasil SA, 9.250%, 04/15/23	USD	200	238,000
Odebrecht Finance, Ltd., 7.125%, 06/26/42 (e)	USD	200	222,300

			591,636

Colombia | 0.5%

Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22 (e)	USD	200	203,000
Pacific Rubiales Energy Corp., 7.250%, 12/12/21 (e)	USD	215	252,625

			455,625

Indonesia | 0.4%

Export-Import Bank of Korea:
8.300%, 03/15/14	IDR	430,000	45,831
8.400%, 07/06/16	IDR	850,000	93,501
GT 2005 Bonds BV, 8.000%, 07/21/14 (g)	USD	100	99,250
PT Adaro Indonesia, 7.625%, 10/22/19	USD	100	110,000

			348,582

Kazakhstan | 0.1%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	125	129,844

Mexico | 0.8%

Bio Pappel SAB de CV, 7.000%, 08/27/16 (g)	USD	150	132,000
Cemex SAB de CV, 9.500%, 06/15/18 (e)	USD	250	255,937
Mexichem SAB de CV, 6.750%, 09/19/42 (e)	USD	200	207,540
TV Azteca SAB de CV, 7.500%, 05/25/18	USD	200	207,500

			802,977

Peru | 0.1%

Corp. Azucarera del Peru SA, 6.375%, 08/02/22 (e)	USD	100	105,500

Russia | 1.5%

Alfa-Bank, 7.875%, 09/25/17	USD	100	107,775
Evraz Group SA, 6.750%, 04/27/18	USD	200	198,500
Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	USD	125	175,000

Description	Security Currency	Principal Amount (000)	Value

Lukoil International Finance BV, 6.125%, 11/09/20	USD	200	$225,800
MTS International Funding, Ltd., 8.625%, 06/22/20	USD	125	152,025
OJSC Novolipetsk Steel via Steel Funding, Ltd., 4.950%, 09/26/19 (e)	USD	200	198,260
Russian Standard Bank, 7.730%, 12/16/15	USD	100	96,250
Severstal OAO Via Steel Capital SA, 6.250%, 07/26/16	USD	200	209,050
TNK-BP Finance SA, 6.625%, 03/20/17	USD	150	170,812

			1,533,472

Ukraine | 0.1%

DTEK Finance BV, 9.500%, 04/28/15	USD	125	125,000

United Kingdom | 0.4%

Afren PLC, 11.500%, 02/01/16	USD	200	227,944
Bank of Georgia JSC, 7.750%, 07/05/17	USD	200	204,500

			432,444

Total Corporate Bonds (Identified cost $4,372,874)			4,525,080

Foreign Government Obligations |11.2%

Argentina | 0.5%

Republic of Argentina:
8.280%, 12/31/33	USD	392	307,452
2.500%, 12/31/38 (g)	USD	500	184,250

			491,702

Dominican Republic | 0.3%

Dominican Republic:
16.000%, 02/07/14	DOP	1,000	27,209
11.700%, 06/06/14	DOP	2,500	64,867
9.040%, 01/23/18	USD	93	103,819
7.500%, 05/06/21	USD	125	140,938

			336,833

Ghana | 0.1%

Ghana Government Bonds:
26.000%, 06/05/17	GHS	105	70,978
23.000%, 08/21/17	GHS	90	56,646

			127,624

Guatemala | 0.6%

Republic of Guatemala, 5.750%, 06/06/22 (e)	USD	550	610,500

Hungary | 0.5%

Hungary Government Bonds:
7.750%, 08/24/15	HUF	21,870	100,764
5.500%, 02/12/16	HUF	18,000	78,236

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Hungary Treasury Bills:
0.000%, 10/03/12	HUF	35,000	$157,741
0.000%, 12/19/12	HUF	25,000	111,043
0.000%, 04/17/13	HUF	17,400	75,727

			523,511

Iraq | 0.5%

Republic of Iraq, 5.800%, 01/15/28	USD	500	458,750

Ivory Coast | 1.0%

Ivory Coast, 3.750%, 12/31/32 (g)	USD	1,150	989,000

Malaysia | 1.2%

Bank Negara Monetary Notes:
0.000%, 10/09/12	MYR	915	299,211
0.000%, 10/11/12	MYR	470	153,643
0.000%, 11/01/12	MYR	60	19,584
0.000%, 11/06/12	MYR	200	65,242
0.000%, 11/22/12	MYR	600	195,497
0.000%, 12/04/12	MYR	140	45,570
0.000%, 12/13/12	MYR	210	68,298
0.000%, 12/20/12	MYR	500	162,532
0.000%, 01/22/13	MYR	740	239,906

			1,249,483

Mexico | 2.9%

Mexican Bonos, 9.000%, 12/20/12	MXN	8,230	645,534
Mexican Cetes:
0.000%, 10/18/12	MXN	52,000	403,032
0.000%, 11/01/12	MXN	33,000	255,347
0.000%, 11/08/12	MXN	40,000	309,142
0.000%, 12/06/12	MXN	44,000	338,986
0.000%, 02/21/13	MXN	93,100	710,552
0.000%, 03/21/13	MXN	37,000	281,214

			2,943,807

Namibia | 0.2%

Republic of Namibia, 5.500%, 11/03/21 (e)	USD	200	223,500

Nigeria | 0.2%

Nigeria Treasury Bills:
0.000%, 11/08/12	NGN	7,000	43,836
0.000%, 03/07/13	NGN	8,000	48,017
0.000%, 05/09/13	NGN	7,000	41,316
0.000%, 06/06/13	NGN	8,000	46,597
Nigeria Treasury Bond, 16.390%, 01/27/22	NGN	8,000	60,519

			240,285

Poland | 0.3%

Poland Government Bond, 3.000%, 08/24/16	PLN	888	289,291

Description	Security Currency	Principal Amount (000)	Value

Romania | 0.3%

Romania Government Bond, 6.750%, 02/07/22	USD	240	$270,000

South Africa | 0.2%

Republic of South Africa, 5.500%, 12/07/23	ZAR	892	154,180

Turkey | 1.3%

Turkey Government Bonds:
0.000%, 03/20/13	TRY	373	201,012
0.000%, 07/17/13	TRY	875	460,477
10.000%, 12/04/13	TRY	120	68,705
3.000%, 07/21/21	TRY	611	357,062
3.000%, 02/23/22	TRY	323	189,944

			1,277,200

Ukraine | 0.2%

Ukraine Government:
6.580%, 11/21/16	USD	125	119,375
7.750%, 09/23/20	USD	125	123,589

			242,964

Uruguay | 0.3%

Uruguay Monetary Regulation Bills:
0.000%, 12/07/12	UYU	727	34,071
0.000%, 12/13/12	UYU	1,500	68,490
0.000%, 01/23/13	UYU	1,600	74,204
0.000%, 01/31/13	UYU	100	4,629
0.000%, 09/09/13	UYU	3,110	136,627

			318,021

Zambia | 0.6%

Republic of Zambia, 5.375%, 09/20/22 (e)	USD	600	602,250

Total Foreign Government Obligations (Identified cost $10,748,696)			11,348,901

Quasi Government Bonds | 1.8%

Angola | 1.2%

Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	USD	1,100	1,207,250

Azerbaijan | 0.2%

State Oil Co. of the Azerbaijan Republic, 5.450%, 02/09/17	USD	200	213,956

Colombia | 0.1%

Empresas Publicas de Medellin ESP, 8.375%, 02/01/21	COP	100,000	62,235

Russia | 0.3%

Russian Agricultural Bank OJSC, 8.625%, 02/17/17 (e)	RUB	11,500	380,630

Total Quasi Government Bonds (Identified cost $1,830,819)			1,864,071

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Supranationals | 0.1%

Brazil | 0.1%

Inter-American Development Bank, 0.000%, 08/20/15	IDR	900,000	$78,791

Indonesia | 0.0%

European Bank for Reconstruction & Development, 7.200%, 06/08/16	IDR	560,000	61,763

Total Supranationals (Identified cost $152,567)			140,554

Description	Shares	Value

Short-Term Investment | 27.5%

State Street Institutional Treasury Money Market Fund (Identified cost $27,820,351)	27,820,351	$27,820,351

Total Investments | 99.7% (Identified cost $98,435,706) (b)		100,804,636

Description	Number of Contracts	Value

Purchased Options | 0.1%
JPY vs KRW October 12 14.25 Put, Expires 10/09/12	2,000,000	$14,864
MXN vs JPY November 12 6.00 Call, Expires 11/09/12	80,000	12,182
USD vs INR October 12 55.65 Put, Expires 10/11/12	1,140	5,780
USD vs INR October 12 55.71 Put, Expires 10/15/12	5,700	29,412
USD vs RUB October 12 31.00 Put, Expires 10/19/12	9,000	6,480

Total Purchased Options (Identified cost $39,158)		68,718

Total Investments and Purchased Options | 99.8% (Identified cost $98,474,864)		$100,873,354

Cash and Other Assets in Excess of Liabilities | 0.2%		166,887

Net Assets | 100.0%		$101,040,241

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
BRL	BRC	10/02/12	51,213	$25,000	$25,262	$262	$—
BRL	BRC	10/02/12	153,413	75,000	75,675	675	—
BRL	BRC	10/02/12	157,985	76,755	77,931	1,176	—
BRL	BRC	10/02/12	245,100	120,000	120,903	903	—
BRL	BRC	10/02/12	406,100	200,000	200,321	321	—
BRL	BRC	10/02/12	445,720	220,000	219,864	—	136
BRL	BRC	10/02/12	724,055	358,000	357,161	—	839
BRL	BRC	10/02/12	1,776,760	861,000	876,438	15,438	—
BRL	BRC	11/05/12	300,430	147,544	147,544	—	—
BRL	BRC	11/05/12	300,430	146,988	147,544	556	—
BRL	BRC	11/05/12	2,626,219	1,285,000	1,289,765	4,765	—
BRL	HSB	10/02/12	135,007	66,073	66,596	523	—
BRL	HSB	10/02/12	153,150	75,000	75,546	546	—
BRL	HSB	10/02/12	157,985	76,736	77,930	1,194	—
BRL	HSB	10/02/12	168,043	81,404	82,892	1,488	—
BRL	HSB	11/05/12	300,430	147,479	147,544	65	—
BRL	HSB	11/05/12	300,430	146,881	147,545	664	—
BRL	SSB	11/05/12	300,430	147,024	147,544	520	—
BRL	UBS	10/02/12	125,884	61,994	62,096	102	—
BRL	UBS	10/02/12	135,007	65,944	66,596	652	—
BRL	UBS	10/02/12	153,375	75,000	75,657	657	—
BRL	UBS	10/02/12	157,985	76,718	77,931	1,213	—
BRL	UBS	10/02/12	168,043	81,461	82,892	1,431	—
BRL	UBS	10/02/12	218,066	107,000	107,567	567	—
BRL	UBS	10/02/12	243,360	120,000	120,044	44	—
BRL	UBS	11/05/12	300,430	147,457	147,544	87	—
BRL	UBS	11/05/12	901,289	442,883	442,633	—	250
CLP	UBS	10/11/12	81,321,100	161,000	171,198	10,198	—
CNY	BRC	10/15/12	952,725	150,000	151,524	1,524	—
CNY	JPM	11/26/12	3,262,358	514,000	516,948	2,948	—
CNY	RBC	10/11/12	2,987,789	471,208	475,351	4,143	—
COP	BNP	10/22/12	478,986,200	266,000	265,328	—	672
COP	CIT	10/09/12	340,612,500	186,000	189,051	3,051	—
CRC	CIT	03/27/13	27,523,000	50,000	52,934	2,934	—
CZK	JPM	10/02/12	548,515	27,681	28,040	359	—
CZK	JPM	10/02/12	3,870,288	188,180	197,849	9,669	—
EUR	BNP	10/12/12	365,547	471,251	469,792	—	1,459
EUR	CIT	10/29/12	238,091	293,108	306,039	12,931	—
EUR	ING	11/20/12	23,216	29,229	29,848	619	—
EUR	JPM	10/02/12	177,355	222,226	227,910	5,684	—
EUR	JPM	11/26/12	138,112	172,095	177,579	5,484	—
EUR	JPM	11/26/12	797,327	1,050,000	1,025,175	—	24,825
EUR	UBS	12/03/12	70,775	91,407	91,006	—	401
HUF	CIT	10/12/12	21,163,223	95,132	95,250	118	—
HUF	CIT	12/10/12	29,298,000	129,648	130,875	1,227	—
HUF	JPM	10/09/12	22,695,000	100,000	102,186	2,186	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2012 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts (continued)
HUF	JPM	10/09/12	24,276,940	$108,983	$109,308	$325	$—
HUF	UBS	11/05/12	45,552,095	199,000	204,345	5,345	—
IDR	BRC	10/03/12	712,500,000	75,000	74,442	—	558
IDR	BRC	10/18/12	957,500,000	100,000	99,856	—	144
IDR	BRC	10/29/12	1,857,625,000	193,000	193,467	467	—
IDR	JPM	10/03/12	856,350,000	90,000	89,472	—	528
IDR	JPM	10/24/12	1,713,030,000	179,000	178,517	—	483
IDR	JPM	11/05/12	1,032,611,500	107,029	107,441	412	—
IDR	JPM	01/03/13	1,568,850,000	161,737	161,913	176	—
ILS	BNP	10/12/12	895,433	225,000	228,451	3,451	—
ILS	CIT	10/10/12	569,122	142,000	145,213	3,213	—
ILS	CIT	10/24/12	1,084,129	277,000	276,444	—	556
ILS	CIT	11/13/12	660,578	165,000	168,285	3,285	—
INR	BNP	11/09/12	8,775,000	155,999	165,146	9,147	—
INR	BRC	11/15/12	11,479,620	222,000	215,806	—	6,194
INR	JPM	10/04/12	22,443,000	401,126	425,415	24,289	—
INR	JPM	10/15/12	6,528,600	117,000	123,479	6,479	—
INR	JPM	10/25/12	2,169,200	40,000	40,945	945	—
INR	JPM	11/05/12	18,361,500	345,791	345,824	33	—
INR	RBC	10/05/12	11,504,600	205,641	218,029	12,388	—
INR	SCB	03/18/13	8,044,600	145,000	148,097	3,097	—
KRW	BRC	10/11/12	338,925,000	300,000	304,838	4,838	—
KRW	BRC	10/17/12	157,976,000	140,000	142,045	2,045	—
KRW	JPM	10/11/12	30,450,600	27,000	27,388	388	—
KRW	JPM	10/15/12	84,675,000	75,000	76,144	1,144	—
KRW	JPM	10/17/12	157,990,000	140,000	142,057	2,057	—
KRW	JPM	10/17/12	332,556,000	296,000	299,019	3,019	—
KRW	JPM	11/13/12	583,854,000	516,000	524,263	8,263	—
KRW	RBC	10/24/12	41,045,040	36,000	36,893	893	—
MXN	HSB	10/11/12	4,103,999	319,000	318,553	—	447
MXN	JPM	10/24/12	90,395	7,000	7,007	7	—
MXN	JPM	10/24/12	2,700,000	208,841	209,305	464	—
MXN	UBS	10/24/12	900,000	69,418	69,768	350	—
MYR	BRC	10/04/12	875,427	279,993	286,372	6,379	—
MYR	BRC	10/18/12	1,114,154	361,000	364,083	3,083	—
MYR	CIT	10/09/12	1,778,863	572,000	581,688	9,688	—
NGN	BRC	10/03/12	19,515,500	115,000	124,144	9,144	—
NGN	HSB	01/03/13	19,515,500	119,874	119,874	—	—
NGN	JPM	10/05/12	11,154,000	66,000	70,982	4,982	—
PEN	CIT	10/26/12	560,032	215,000	215,262	262	—
PLN	BRC	10/25/12	148,172	46,789	46,120	—	669
PLN	BRC	11/30/12	156,012	47,133	48,357	1,224	—
PLN	JPM	11/13/12	866,025	270,000	268,954	—	1,046
RON	JPM	11/13/12	889,126	248,152	250,259	2,107	—
RUB	BRC	10/04/12	3,091,300	95,000	99,064	4,064	—
RUB	BRC	10/09/12	7,760,928	239,000	248,510	9,510	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2012 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts (concluded)
RUB	BRC	10/15/12	9,117,803	$290,000	$291,679	$1,679	$—
RUB	BRC	10/22/12	3,220,000	103,424	102,893	—	531
RUB	HSB	10/05/12	1,947,000	60,000	62,384	2,384	—
RUB	HSB	10/09/12	1,621,375	49,999	51,917	1,918	—
RUB	JPM	10/04/12	6,493,000	200,000	208,076	8,076	—
RUB	JPM	10/05/12	3,569,500	110,000	114,371	4,371	—
RUB	JPM	10/05/12	4,637,825	145,000	148,601	3,601	—
RUB	JPM	10/05/12	4,915,080	148,390	157,484	9,094	—
RUB	JPM	10/09/12	2,593,600	80,000	83,049	3,049	—
RUB	JPM	10/09/12	3,852,300	120,000	123,353	3,353	—
RUB	JPM	10/12/12	1,263,720	40,000	40,446	446	—
RUB	JPM	10/12/12	1,896,000	60,000	60,682	682	—
RUB	JPM	10/17/12	9,762,600	318,000	312,207	—	5,793
RUB	JPM	10/26/12	882,900	28,407	28,195	—	212
RUB	UBS	11/13/12	5,225,067	162,000	166,364	4,364	—
RUB	UBS	12/04/12	6,799,950	207,000	215,740	8,740	—
RUB	UBS	06/25/13	4,853,160	135,601	148,970	13,369	—
RUB	UBS	07/01/13	5,138,483	143,573	157,575	14,002	—
SGD	HSB	10/24/12	416,500	340,000	339,381	—	619
THB	HSB	10/29/12	8,847,004	281,000	286,863	5,863	—
THB	SCB	11/27/12	5,461,280	176,000	176,713	713	—
THB	SCB	12/17/12	8,995,800	290,000	290,693	693	—
TRY	JPM	10/12/12	394,515	218,000	219,180	1,180	—
TRY	JPM	10/12/12	864,853	482,000	480,485	—	1,515
TRY	JPM	12/19/12	704,283	384,539	387,728	3,189	—
ZAR	BRC	10/03/12	2,009,427	244,758	241,397	—	3,361
ZAR	BRC	11/26/12	282,635	34,000	33,703	—	297
ZAR	CIT	10/29/12	1,166,506	140,882	139,635	—	1,247
ZAR	CIT	10/29/12	1,510,808	182,741	180,850	—	1,891
ZAR	CIT	10/29/12	2,496,043	301,000	298,785	—	2,215
ZAR	CIT	11/08/12	112,955	13,643	13,503	—	140
ZAR	CIT	11/08/12	936,777	112,885	111,982	—	903
ZAR	JPM	10/29/12	756,469	91,582	90,552	—	1,030
ZAR	JPM	10/29/12	1,396,668	168,000	167,186	—	814
ZAR	JPM	10/29/12	1,688,300	201,000	202,096	1,096	—
ZAR	JPM	10/29/12	3,076,225	357,140	368,235	11,095	—
ZAR	SSB	10/01/12	63,406	7,693	7,619	—	74
ZAR	SSB	10/01/12	80,144	9,723	9,629	—	94
ZAR	SSB	10/01/12	97,388	11,815	11,701	—	114
ZAR	SSB	10/01/12	891,711	108,011	107,138	—	873
ZAR	SSB	10/01/12	892,336	108,260	107,214	—	1,046
ZAR	SSB	10/01/12	912,084	110,655	109,586	—	1,069
ZAR	SSB	10/05/12	247,693	29,997	29,748	—	249
ZMK	BRC	09/17/13	434,343,200	79,999	78,459	—	1,540
Total Forward Currency Purchase Contracts				$25,453,729	$25,735,739	$346,844	$64,834

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2012 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts
BRL	BRC	10/02/12	300,430	$148,141	$148,196	$—	$55
BRL	BRC	10/02/12	300,430	147,668	148,196	—	528
BRL	BRC	10/02/12	324,640	160,000	160,138	—	138
BRL	BRC	10/02/12	2,621,895	1,288,717	1,293,326	—	4,609
BRL	HSB	10/02/12	13,325	6,562	6,573	—	11
BRL	HSB	10/02/12	300,430	148,068	148,196	—	128
BRL	HSB	10/02/12	300,430	147,559	148,196	—	637
BRL	SSB	10/02/12	300,430	147,704	148,196	—	492
BRL	UBS	10/02/12	300,430	148,046	148,196	—	150
BRL	UBS	10/02/12	901,289	444,752	444,587	165	—
CLP	BNP	10/11/12	81,321,100	162,285	171,198	—	8,913
CNY	BRC	10/15/12	386,984	61,000	61,547	—	547
CRC	CIT	03/27/13	27,523,000	51,218	52,934	—	1,716
CZK	BRC	10/10/12	2,613,862	133,266	133,618	—	352
CZK	JPM	10/02/12	4,418,803	222,226	225,889	—	3,663
CZK	UBS	10/10/12	510,000	26,885	26,071	814	—
EUR	BNP	10/12/12	53,182	68,000	68,348	—	348
EUR	BRC	10/25/12	35,506	46,789	45,637	1,152	—
EUR	CIT	10/12/12	74,000	95,131	95,103	28	—
EUR	CIT	10/29/12	117,905	143,235	151,553	—	8,318
EUR	CIT	12/10/12	100,000	129,649	128,598	1,051	—
EUR	HSB	12/04/12	408,334	512,051	525,067	—	13,016
EUR	ING	11/20/12	46,010	57,273	59,155	—	1,882
EUR	ING	11/20/12	355,469	437,089	457,020	—	19,931
EUR	JPM	10/02/12	22,000	27,681	28,271	—	590
EUR	JPM	10/02/12	153,000	188,180	196,613	—	8,433
EUR	JPM	10/09/12	86,000	108,983	110,522	—	1,539
EUR	JPM	11/26/12	84,931	109,000	109,201	—	201
EUR	JPM	11/26/12	85,000	109,302	109,290	12	—
EUR	JPM	11/26/12	194,988	245,821	250,708	—	4,887
EUR	JPM	11/26/12	280,987	352,164	361,283	—	9,119
EUR	UBS	10/29/12	107,537	139,215	138,227	988	—
EUR	UBS	12/03/12	164,008	207,000	210,892	—	3,892
HUF	CIT	12/10/12	18,734,100	84,000	83,686	314	—
HUF	JPM	10/09/12	9,906,750	45,000	44,606	394	—
HUF	JPM	10/09/12	20,461,100	89,000	92,127	—	3,127
IDR	JPM	10/03/12	1,568,850,000	163,592	163,914	—	322
ILS	BNP	10/24/12	690,537	171,524	176,082	—	4,558
INR	JPM	10/04/12	4,081,500	75,000	77,366	—	2,366
INR	JPM	10/04/12	18,361,500	347,098	348,048	—	950
JPY	HSB	11/05/12	14,546,446	184,834	186,449	—	1,615
JPY	SCB	11/26/12	37,024,993	474,000	474,647	—	647
KRW	BRC	10/11/12	113,925,000	101,637	102,467	—	830
KRW	BRC	10/11/12	225,000,000	200,731	202,371	—	1,640
KRW	BRC	10/17/12	157,976,000	141,315	142,045	—	730
KRW	JPM	10/11/12	30,450,600	27,259	27,388	—	129

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at September 30, 2012 (concluded):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)
KRW	JPM	10/15/12	84,675,000	75,779	76,144	—	365
KRW	JPM	10/17/12	114,607,200	102,000	103,050	—	1,050
KRW	JPM	10/17/12	157,990,000	141,378	142,057	—	679
MXN	HSB	10/11/12	1,491,550	115,000	115,774	—	774
MXN	HSB	10/11/12	2,468,284	182,000	191,589	—	9,589
MXN	JPM	10/31/12	1,998,151	149,851	154,790	—	4,939
MYR	BRC	10/04/12	464,476	151,000	151,941	—	941
NGN	BRC	10/03/12	19,515,500	124,105	124,144	—	39
PLN	CIT	12/27/12	230,809	71,000	71,347	—	347
RON	ING	10/10/12	104,697	29,356	29,603	—	247
RUB	BRC	10/05/12	3,055,235	94,000	97,893	—	3,893
RUB	BRC	10/05/12	4,988,625	159,000	159,841	—	841
RUB	BRC	10/05/12	13,725,023	441,000	439,765	1,235	—
TRY	CIT	07/10/13	177,318	91,166	94,728	—	3,562
TRY	JPM	12/19/12	704,283	346,000	387,728	—	41,728
TRY	JPM	02/28/13	369,533	197,000	201,379	—	4,379
TRY	JPM	12/04/13	704,283	365,084	367,860	—	2,776
ZAR	BRC	10/03/12	2,029,200	246,023	243,772	2,251	—
ZAR	CIT	10/29/12	1,054,724	128,382	126,254	2,128	—
ZAR	CIT	10/29/12	1,287,919	153,461	154,169	—	708
ZAR	CIT	10/29/12	4,126,683	479,317	493,979	—	14,662
ZAR	CIT	11/08/12	1,049,732	127,199	125,485	1,714	—
Total Forward Currency Sale Contracts				$12,494,751	$12,685,033	12,246	202,528

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$359,090	$267,362

Written Option opens at September 30, 2012:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value
MXN vs JPY 6.20 Call	80,000	6.20	11/09/12	$4,219	$3,978

Credit Default Swap Agreements open at September 30, 2012:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Federative Republic of Brazil	JPM	1,000,000	12/20/16	(1.00%)	$(3,699)	$27,128	$(30,827)
People’s Republic of China	JPM	1,000,000	12/20/16	1.00%	14,542	(22,555)	37,097
Republic of Poland	BRC	1,100,000	09/20/17	(1.00%)	7,780	68,581	(60,801)
Republic of Poland	JPM	225,000	09/20/17	(1.00%)	1,591	12,242	(10,651)
						$85,396	$(65,182)

Lazard Emerging Markets Multi-Strategy Portfolio (concluded)

Interest Rate Swap Agreements open at September 30, 2012:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation (Depreciation)
BRL	BRC	347,001	01/02/17	8.80%	Brazil Cetip Interbank Deposit Rate	$(1,514)
BRL	JPM	692,001	01/02/17	8.90%	Brazil Cetip Interbank Deposit Rate	(1,749)
HUF	JPM	90,000,000	11/03/21	(7.36%)	6 Month Budapest Interbank Offered Rate	(33,804)
ILS	BRC	900,000	08/13/17	2.81%	Tel Aviv Interbank Offered Rate	176
ILS	JPM	1,000,000	09/03/17	2.87%	Tel Aviv Interbank Offered Rate	745
MYR	BRC	1,500,000	08/16/17	(3.26%)	Klibor Interbank Offered Rate Fixing 3 Month	1,356
PLN	BRC	700,000	08/13/17	(4.36%)	Warsaw Interbank Offered Rate	(1,207)
ZAR	JPM	5,000,000	09/11/17	5.68%	South Africa Johannesburg Interbank Agreed Rate 3 Month	(1,942)
ZAR	BRC	2,000,000	09/12/17	5.81%	South Africa Johannesburg Interbank Agreed Rate 3 Month	546
						$(37,393)

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 8.3%

Brazil | 1.7%

Arcos Dorados Holdings, Inc.:
10.250%, 07/13/16	BRL	250	$131,336
10.250%, 07/13/16 (e)	BRL	1,250	656,678
Banco do Brasil SA, 9.250%, 04/15/23	USD	925	1,100,750
Companhia Energetica de Sao Paulo, 9.750%, 01/15/15	BRL	539	386,328
Odebrecht Finance, Ltd.:
7.125%, 06/26/42 (e)	USD	750	833,625
7.125%, 06/26/42	USD	375	416,812
Vale SA, 5.625%, 09/11/42	USD	350	356,062

			3,881,591

China | 0.2%

MIE Holdings Corp., 9.750%, 05/12/16	USD	325	335,563

Colombia | 0.5%

Pacific Rubiales Energy Corp., 7.250%, 12/12/21 (e)	USD	1,031	1,211,425

Indonesia | 1.7%

Export-Import Bank of Korea, 6.600%, 11/04/13	IDR	6,700,000	676,320
GT 2005 Bonds BV, 8.000%, 07/21/14 (g)	USD	350	347,375
PT Adaro Indonesia, 7.625%, 10/22/19	USD	425	467,500
PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	450	423,000
PT Pertamina (Persero) Tbk:
5.250%, 05/23/21	USD	700	772,625
6.500%, 05/27/41	USD	1,050	1,202,250

			3,889,070

Kazakhstan | 0.3%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	550	571,312

Mexico | 1.3%

Bio Pappel SAB de CV, 7.000%, 08/27/16 (g)	USD	525	462,000
Cemex SAB de CV, 9.500%, 06/15/18 (e)	USD	875	895,781
Mexichem SAB de CV, 6.750%, 09/19/42 (e)	USD	900	933,930
TV Azteca SAB de CV, 7.500%, 05/25/18	USD	750	778,125

			3,069,836

Description	Security Currency	Principal Amount (000)	Value

Peru | 0.2%

Corp. Azucarera del Peru SA, 6.375%, 08/02/22 (e)	USD	525	$553,875

Russia | 2.0%

Alfa-Bank, 7.875%, 09/25/17	USD	325	350,269
Evraz Group SA, 6.750%, 04/27/18	USD	675	669,937
Gazprom OAO Via Gaz Capital SA, 8.625%, 04/28/34	USD	475	665,000
Metalloinvest Finance, Ltd., 6.500%, 07/21/16	USD	450	457,875
MTS International Funding, Ltd., 8.625%, 06/22/20	USD	775	942,555
Russian Standard Bank, 7.730%, 12/16/15	USD	350	336,875
RZD Capital, Ltd., 8.300%, 04/02/19	RUB	6,000	198,830
Severstal OAO Via Steel Capital SA, 6.250%, 07/26/16	USD	875	914,594

			4,535,935

Ukraine | 0.2%

DTEK Finance BV, 9.500%, 04/28/15	USD	450	450,000

United Kingdom | 0.2%

Afren PLC, 10.250%, 04/08/19	USD	500	567,500

Total Corporate Bonds (Identified cost $18,738,142)			19,066,107

Foreign Government Obligations | 73.5%

Argentina | 1.9%

Republic of Argentina:
8.750%, 06/02/17	USD	455	443,625
8.280%, 12/31/33 (f)	USD	2,816	2,210,478
2.500%, 12/31/38 (g)	USD	4,620	1,702,470

			4,356,573

Belarus | 0.3%

Republic of Belarus:
8.750%, 08/03/15	USD	250	247,188
8.950%, 01/26/18	USD	425	416,925

			664,113

Colombia | 0.1%

Republic of Colombia:
7.750%, 04/14/21	COP	85,000	58,143
9.850%, 06/28/27	COP	160,000	134,719

			192,862

Dominican Republic | 0.3%

Dominican Republic:
16.000%, 02/07/14	DOP	6,000	163,256

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio (continued)
11.700%, 06/06/14	DOP	24,500	$635,696

			798,952

Georgia | 0.4%

Republic of Georgia, 6.875%, 04/12/21	USD	925	1,059,125

Ghana | 0.5%

Ghana Government Bonds:
26.000%, 06/05/17	GHS	875	591,479
23.000%, 08/21/17	GHS	850	534,991

			1,126,470

Guatemala | 0.7%

Republic of Guatemala, 5.750%, 06/06/22 (e)	USD	1,485	1,648,350

Hungary | 3.5%

Hungary Government Bonds:
6.000%, 10/24/12	HUF	37,500	168,654
5.500%, 02/12/14	HUF	295,000	1,313,313
6.750%, 08/22/14	HUF	24,000	108,693
7.750%, 08/24/15	HUF	203,000	935,301
6.750%, 02/24/17	HUF	489,000	2,196,046
6.500%, 06/24/19	HUF	134,000	586,440
7.000%, 06/24/22	HUF	60,000	265,195
6.750%, 10/22/28	HUF	205,000	862,473
Republic of Hungary:
4.750%, 02/03/15	USD	425	425,446
6.250%, 01/29/20	USD	250	271,220
6.375%, 03/29/21	USD	500	544,400
7.625%, 03/29/41	USD	364	411,320

			8,088,501

Indonesia | 4.4%

Indonesia Government:
7.000%, 05/15/22	IDR	16,740,000	1,875,762
5.625%, 05/15/23	IDR	2,200,000	222,053
8.375%, 09/15/26	IDR	6,405,000	793,488
7.000%, 05/15/27	IDR	15,570,000	1,720,927
6.125%, 05/15/28	IDR	8,030,000	812,302
8.250%, 06/15/32	IDR	11,500,000	1,396,929
Republic of Indonesia:
6.875%, 01/17/18	USD	1,425	1,745,625
6.625%, 02/17/37	USD	700	927,500
5.250%, 01/17/42	USD	575	654,781

			10,149,367

Iraq | 1.9%

Republic of Iraq, 5.800%, 01/15/28 (f)	USD	4,800	4,404,000

Ivory Coast | 3.9%

Ivory Coast, 3.750%, 12/31/32 (f), (g)	USD	10,450	8,987,000

Description	Security Currency	Principal Amount (000)	Value

Lebanon | 0.2%

Lebanese Republic, 6.100%, 10/04/22	USD	600	$607,500

Lithuania | 1.5%

Republic of Lithuania:
5.125%, 09/14/17	USD	550	613,250
6.125%, 03/09/21	USD	200	238,500
6.625%, 02/01/22 (e), (f)	USD	1,800	2,232,000
7.375%, 02/11/20	USD	300	381,000

			3,464,750

Malaysia | 6.8%

Bank Negara Monetary Notes:
0.000%, 10/09/12	MYR	1,550	506,860
0.000%, 11/01/12	MYR	1,000	326,402
0.000%, 11/06/12	MYR	1,700	554555
0.000%, 11/22/12	MYR	520	169,431
0.000%, 12/20/12	MYR	2,000	650,204
0.000%, 12/27/12	MYR	1,000	324,914
0.000%, 01/22/13	MYR	6,080	1,971,120
Malaysian Government:
3.702%, 02/25/13	MYR	300	98,419
3.434%, 08/15/14	MYR	760	250,232
3.741%, 02/27/15	MYR	2,070	686,502
3.835%, 08/12/15	MYR	6,500	2,163,068
4.262%, 09/15/16	MYR	8,000	2,715,409
3.580%, 09/28/18	MYR	6,700	2,212,440
4.378%, 11/29/19	MYR	4,040	1,397,525
4.160%, 07/15/21	MYR	1,660	565,437
3.418%, 08/15/22	MYR	1,470	475,534
4.392%, 04/15/26	MYR	2,325	815,357

			15,883,409

Mexico | 7.2%

Mexican Bonos:
9.000%, 12/20/12	MXN	46,387	3,638,441
7.750%, 12/14/17	MXN	11,500	1,005,433
8.500%, 12/13/18	MXN	6,000	549,899
7.500%, 06/03/27	MXN	9,500	852,804
8.500%, 05/31/29	MXN	5,800	564,854
7.750%, 05/29/31	MXN	7,500	675,584
10.000%, 11/20/36	MXN	7,620	846,346
8.500%, 11/18/38	MXN	14,000	1,359,238
Mexican Cetes:
0.000%, 10/18/12	MXN	160,000	1,240,099
0.000%, 01/10/13	MXN	400,000	3,069,202
Mexican Udibonos, 2.500%, 12/10/20	MXN	21,048	1,804,475
United Mexican States:
3.625%, 03/15/22	USD	490	534,345
6.750%, 09/27/34	USD	425	605,200

			16,745,920

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Namibia | 0.1%

Republic of Namibia, 5.500%, 11/03/21 (e)	USD	200	$223,500

Nigeria | 1.8%

Nigeria Treasury Bills:
0.000%, 10/11/12	NGN	130,000	824,053
0.000%, 11/08/12	NGN	79,000	494,717
0.000%, 02/07/13	NGN	124,000	753,418
0.000%, 03/07/13	NGN	37,000	222,080
0.000%, 03/28/13	NGN	52,000	310,948
0.000%, 05/09/13	NGN	37,000	218,385
0.000%, 09/05/13	NGN	90,000	510,481
Nigeria Treasury Bonds:
15.100%, 04/27/17	NGN	36,000	242,267
16.390%, 01/27/22	NGN	70,000	529,542
Republic of Nigeria, 6.750%, 01/28/21	USD	200	226,000

			4,331,891

Peru | 1.9%

Republic of Peru:
7.125%, 03/30/19	USD	315	417,375
7.840%, 08/12/20	PEN	3,045	1,451,870
8.200%, 08/12/26	PEN	830	430,546
6.950%, 08/12/31 (e)	PEN	1,077	495,565
6.550%, 03/14/37	USD	1,050	1,546,125

			4,341,481

Philippines | 3.3%

Republic of Philippines:
4.000%, 01/15/21	USD	650	726,375
7.500%, 09/25/24 (f)	USD	1,650	2,343,000
6.375%, 01/15/32 (f)	USD	1,925	2,603,562
6.250%, 01/14/36	PHP	30,000	799,173
5.000%, 01/13/37	USD	975	1,157,813

			7,629,923

Poland | 4.0%

Poland Government Bonds:
0.000%, 10/25/12	PLN	1,950	607,037
0.000%, 01/25/14	PLN	7,250	2,146,497
5.500%, 04/25/15	PLN	400	129,040
5.250%, 10/25/17	PLN	4,125	1,347,467
5.500%, 10/25/19	PLN	10,727	3,560,990
2.750%, 08/25/23	PLN	5,184	1,642,313

			9,433,344

Romania | 0.9%

Romania Government Bonds:
6.750%, 02/07/22 (e)	USD	760	855,000
6.750%, 02/07/22	USD	1,070	1,203,750

			2,058,750

Russia | 4.4%

Russia Foreign Bonds:
7.850%, 03/10/18 (e)	RUB	5,000	171,902
7.850%, 03/10/18	RUB	100,000	3,438,051

Description	Security Currency	Principal Amount (000)	Value

5.000%, 04/29/20	USD	500	$573,750
7.500%, 03/31/30 (f)	USD	2,524	3,186,140
Russian Federation:
3.250%, 04/04/17 (e)	USD	1,800	1,888,020
5.625%, 04/04/42	USD	200	240,020
5.625%, 04/04/42 (e)	USD	600	720,060

			10,217,943

Senegal | 0.1%

Republic of Senegal, 8.750%, 05/13/21	USD	200	242,000

South Africa | 5.2%

Eskom Holdings, Ltd., 7.850%, 04/02/26	ZAR	9,000	1,069,131
Republic of South Africa:
13.500%, 09/15/15	ZAR	11,450	1,676,023
8.250%, 09/15/17	ZAR	26,440	3,499,814
8.000%, 12/21/18	ZAR	6,500	854,379
7.250%, 01/15/20	ZAR	14,400	1,809,559
6.750%, 03/31/21	ZAR	8,050	978,419
10.500%, 12/21/26	ZAR	5,985	909,291
7.000%, 02/28/31	ZAR	11,400	1,250,966

			12,047,582

Thailand | 4.6%

Bank of Thailand:
2.350%, 10/21/12	THB	11,700	379,982
0.000%, 10/25/12	THB	19,100	619,317
0.000%, 12/13/12	THB	30,000	968,684
0.000%, 12/20/12	THB	2,000	64,540
0.000%, 12/20/12	THB	35,000	1,129,763
3.050%, 02/17/13	THB	54,000	1,754,374
3.420%, 08/18/13	THB	13,400	436,759
Thailand Government:
4.250%, 03/13/13	THB	4,000	130,635
3.625%, 05/22/15	THB	26,400	865,919
3.125%, 12/11/15	THB	40,000	1,293,290
3.250%, 06/16/17	THB	30,000	968,739
1.200%, 07/14/21	THB	60,500	1,990,551
3.580%, 12/17/27	THB	3,200	101,025

			10,703,578

Turkey | 8.5%

Republic of Turkey:
7.000%, 09/26/16	USD	1,225	1,417,937
7.500%, 07/14/17	USD	1,000	1,200,000
5.125%, 03/25/22	USD	1,325	1,459,156
6.875%, 03/17/36	USD	1,700	2,156,875
Turkey Government Bonds:
0.000%, 05/15/13	TRY	1,400	745,745
0.000%, 07/17/13	TRY	5,040	2,652,348
9.000%, 03/05/14	TRY	860	487,840
4.500%, 02/11/15	TRY	2,534	1,524,125
4.000%, 04/29/15	TRY	925	553,709
9.000%, 01/27/16	TRY	8,566	4,961,584
4.000%, 04/01/20	TRY	1,814	1,123,200
3.000%, 07/21/21	TRY	2,551	1,490,891

			19,773,410

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Ukraine | 2.0%

Ukraine Government:
6.875%, 09/23/15	USD	700	$691,250
6.580%, 11/21/16	USD	1,375	1,322,750
9.250%, 07/24/17 (e)	USD	1,325	1,391,859
7.750%, 09/23/20	USD	850	840,403
7.950%, 02/23/21	USD	350	348,660

			4,594,922

Uruguay | 1.2%

Uruguay Monetary Regulation Bills:
0.000%, 11/05/12	UYU	12,800	604,328
0.000%, 01/23/13	UYU	7,500	347,914
0.000%, 01/23/13	UYU	7,800	361,482
0.000%, 01/31/13	UYU	7,500	347,165
0.000%, 09/09/13	UYU	11,000	483,336
0.000%, 09/09/13	UYU	11,800	518,399
0.000%, 09/09/13	UYU	4,450	195,324

			2,857,948

Venezuela | 0.8%

Republic of Venezuela:
7.000%, 12/01/18	USD	225	192,375
9.000%, 05/07/23	USD	730	642,400
8.250%, 10/13/24	USD	760	630,800
9.250%, 05/07/28	USD	214	188,408
7.000%, 03/31/38	USD	280	205,100

			1,859,083

Zambia | 1.1%

Republic of Zambia, 5.375%, 09/20/22 (e)	USD	2,500	2,509,375

Total Foreign Government Obligations (Identified cost $161,249,637)			171,001,622

Quasi Government Bonds | 7.5%

Angola | 3.9%

Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19 (f)	USD	8,300	9,109,250

Azerbaijan | 0.1%

State Oil Co. of the Azerbaijan Republic, 5.450%, 02/09/17	USD	200	213,956

Colombia | 0.7%

Emgesa SA ESP:
8.750%, 01/25/21	COP	1,000,000	627,912
8.750%, 01/25/21 (e)	COP	150,000	94,187
Empresas Publicas de Medellin ESP:
8.375%, 02/01/21 (e)	COP	150,000	93,353
8.375%, 02/01/21	COP	1,260,000	784,168

			1,599,620

Mexico | 1.0%

Petroleos Mexicanos:
5.500%, 01/21/21	USD	850	996,625
4.875%, 01/24/22	USD	1,225	1,384,250

			2,380,875

Description	Security Currency	Principal Amount (000)	Value

Russia | 1.2%

Russian Agricultural Bank OJSC:
7.500%, 03/25/13	RUB	44,500	$1,433,643
8.700%, 03/17/16	RUB	15,000	497,027
8.625%, 02/17/17	RUB	14,000	463,375
8.625%, 02/17/17 (e)	RUB	11,600	383,940

			2,777,985

South Africa | 0.2%

Transnet, Ltd., 10.500%, 09/17/20	ZAR	3,000	422,344

Turkey | 0.2%

Export Credit Bank of Turkey, 5.875%, 04/24/19	USD	425	467,713

Venezuela | 0.2%

Petroleos de Venezuela SA, 5.250%, 04/12/17	USD	625	493,750

Total Quasi Government Bonds (Identified cost $17,117,613)			17,465,493

Supranationals | 0.6%

Brazil | 0.3%

Inter-American Development Bank, 0.000%, 08/20/15	IDR	7,000,000	612,824

Indonesia | 0.3%

European Bank for Reconstruction & Development:
6.750%, 02/19/13	IDR	5,100,000	534,583
7.200%, 06/08/16	IDR	1,500,000	165,436

			700,019

Total Supranationals (Identified cost $1,432,426)			1,312,843

Description		Shares	Value

Short-Term Investment | 2.3%

State Street Institutional Treasury Money Market Fund (Identified cost $5,412,795)		5,412,795	$5,412,795

Total Investments | 92.2% (Identified cost $203,950,613) (b)			214,258,860

Description		Number of Contracts	Value

Purchased Options | 0.0%

JPY vs KRW October 12 14.25 Put, Expires 10/09/12		9,000,000	$66,889
USD vs RUB October 12 31.00 Put, Expires 10/19/12		50,000	36,000

Total Purchased Options (Identified cost $99,995)			102,889

Description	Value

Lazard Emerging Markets Debt Portfolio (continued)

Total Investments and Purchased Options | 92.2% (Identified cost $204,050,608)	$214,361,749

Cash and Other Assets in Excess of Liabilities | 7.8%	18,118,414

Net Assets | 100.0%	$232,480,163

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
BRL	BRC	10/02/12	3,984,535	$1,935,838	$1,965,488	$29,650	$—
BRL	BRC	11/05/12	3,348,958	1,644,710	1,644,710	—	—
BRL	BRC	11/05/12	3,348,958	1,638,514	1,644,710	6,196	—
BRL	HSB	10/02/12	3,405,002	1,666,423	1,679,616	13,193	—
BRL	HSB	10/02/12	3,984,535	1,935,368	1,965,488	30,120	—
BRL	HSB	10/02/12	4,238,203	2,053,095	2,090,617	37,522	—
BRL	HSB	11/05/12	3,348,958	1,643,983	1,644,710	727	—
BRL	HSB	11/05/12	3,348,958	1,637,312	1,644,710	7,398	—
BRL	SSB	11/05/12	3,348,958	1,638,915	1,644,710	5,795	—
BRL	UBS	10/02/12	1,010,848	496,000	498,630	2,630	—
BRL	UBS	10/02/12	1,889,760	930,000	932,179	2,179	—
BRL	UBS	10/02/12	3,405,002	1,663,167	1,679,616	16,449	—
BRL	UBS	10/02/12	3,984,535	1,934,898	1,965,488	30,590	—
BRL	UBS	10/02/12	4,238,203	2,054,538	2,090,617	36,079	—
BRL	UBS	11/05/12	3,348,958	1,643,741	1,644,710	969	—
BRL	UBS	11/05/12	10,046,874	4,936,918	4,934,130	—	2,788
COP	HSB	12/11/12	3,510,670,000	1,930,000	1,932,803	2,803	—
COP	UBS	10/29/12	1,629,145,000	890,000	901,486	11,486	—
CRC	CIT	03/27/13	264,220,800	480,000	508,171	28,171	—
INR	JPM	10/25/12	19,522,800	360,000	368,505	8,505	—
MXN	JPM	10/24/12	774,810	60,000	60,064	64	—
MXN	JPM	10/24/12	11,859,260	919,999	919,334	—	665
MXN	JPM	10/24/12	11,874,118	920,000	920,486	486	—
MXN	JPM	10/24/12	14,500,000	1,121,553	1,124,046	2,493	—
MXN	UBS	10/24/12	3,043,590	234,850	235,940	1,090	—
MXN	UBS	10/24/12	18,000,000	1,388,375	1,395,367	6,992	—
MYR	BRC	10/04/12	626,200	200,000	204,844	4,844	—
PLN	JPM	11/30/12	1,290,900	390,000	400,125	10,125	—
PLN	JPM	11/30/12	2,743,535	809,999	850,380	40,381	—
PLN	JPM	11/30/12	9,212,029	2,782,250	2,855,342	73,092	—
PLN	UBS	10/22/12	6,405,510	1,993,623	1,994,513	890	—
RUB	BRC	10/04/12	51,040,700	1,570,000	1,635,660	65,660	—
RUB	BRC	10/15/12	22,008,490	700,000	704,053	4,053	—
RUB	BRC	10/15/12	22,572,000	720,000	722,080	2,080	—
RUB	BRC	10/22/12	32,200,000	1,034,239	1,028,933	—	5,306
RUB	HSB	10/05/12	6,490,000	200,000	207,947	7,947	—
RUB	HSB	10/09/12	13,295,275	410,000	425,723	15,723	—
RUB	JPM	10/05/12	12,655,500	390,000	405,496	15,496	—
RUB	JPM	10/09/12	23,018,200	710,000	737,058	27,058	—
RUB	JPM	10/09/12	36,275,825	1,130,000	1,161,576	31,576	—
RUB	JPM	10/22/12	46,586,250	1,500,000	1,488,638	—	11,362
RUB	JPM	10/26/12	55,900,200	1,798,532	1,785,124	—	13,408
ZMK	BRC	09/17/13	3,637,624,300	670,000	657,098	—	12,902
Total Forward Currency Purchase Contracts				$54,766,840	$55,300,921	$580,512	$46,431

Lazard Emerging Markets Debt Portfolio (concluded)

Forward Currency Contracts open at September 30, 2012 (concluded):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts
BRL	BRC	10/02/12	3,348,958	$1,651,360	$1,651,971	$—	$611
BRL	BRC	10/02/12	3,348,958	1,646,084	1,651,971	—	5,887
BRL	HSB	10/02/12	3,348,958	1,650,546	1,651,971	—	1,425
BRL	HSB	10/02/12	3,348,958	1,644,871	1,651,971	—	7,100
BRL	HSB	10/02/12	4,929,824	2,427,767	2,431,779	—	4,012
BRL	SSB	10/02/12	3,348,958	1,646,489	1,651,971	—	5,482
BRL	UBS	10/02/12	1,132,516	557,724	558,646	—	922
BRL	UBS	10/02/12	3,348,958	1,650,302	1,651,971	—	1,669
BRL	UBS	10/02/12	10,046,874	4,957,747	4,955,913	1,834	—
CRC	CIT	03/27/13	264,220,800	491,693	508,171	—	16,478
HUF	UBS	10/24/12	88,008,741	402,786	395,452	7,334	—
PEN	JPM	10/15/12	3,846,125	1,450,000	1,479,528	—	29,528
PLN	BRC	10/22/12	6,405,510	2,008,044	1,994,513	13,531	—
PLN	BRC	11/30/12	511,360	158,684	158,500	184	—
PLN	BRC	11/30/12	643,340	198,457	199,408	—	951
PLN	UBS	11/30/12	6,405,510	1,984,728	1,985,439	—	711
TRY	BRC	10/18/12	4,127,350	2,300,000	2,291,147	8,853	—
ZAR	BRC	10/03/12	5,193,975	634,871	623,965	10,906	—
ZAR	JPM	10/03/12	16,867,896	2,042,613	2,026,382	16,231	—
Total Forward Currency Sale Contracts				$29,504,766	$29,520,669	58,873	74,776

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$639,385	$121,207

Interest Rate Swap Agreements open at September 30, 2012:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation (Depreciation)
BRL	BRC	2,047,641	01/02/17	(1.00%)	Brazil Cetip Interbank Deposit Rate	$(2,184)
BRL	JPM	2,203,000	01/02/17	7.83%	Brazil Cetip Interbank Deposit Rate	(1,150)
BRL	JPM	1,189,001	01/04/21	7.83%	Brazil Cetip Interbank Deposit Rate	(8,719)
BRL	BRC	951,237	01/04/21	9.24%	Brazil Cetip Interbank Deposit Rate	(15,596)
MYR	BRC	7,000,000	08/16/17	(3.26%)	Klibor Interbank Offered Rate Fixing 3 Month	6,328
RUB	BRC	60,000,000	01/17/17	8.23%	MosPrime 3 Months Rate	3,035
						$(18,286)

Description	Shares	Value

Lazard U.S. Realty Income Portfolio

Closed-End Management Investment Company | 0.3%

Ares Capital Corp. (Identified cost $217,884)	14,800	$253,672

Common Stock | 3.9%

Real Estate | 3.9%

Colony Financial, Inc. (Identified cost $2,442,525)	153,300	2,986,284

Preferred Stocks | 30.3%

Real Estate | 30.3%

Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	60,000	1,536,000
Ashford Hospitality Trust, Inc., Series A, 8.550%	35,163	895,602
Ashford Hospitality Trust, Inc., Series D, 8.450%	61,782	1,565,556
CapLease, Inc., Series A, 8.125%	34,755	868,875
CBL & Associates Properties, Inc., Series E, 6.625%	60,000	1,500,000
Cedar Realty Trust, Inc., Series A, 8.875%	46,664	1,185,266
DuPont Fabros Technology, Inc., Series B, 7.625%	13,060	351,836
First Industrial Realty Trust, Inc., Series K, 7.250%	58,630	1,477,476
First Potomac Realty Trust, Series A, 7.750%	8,710	224,979
Glimcher Realty Trust, Series G, 8.125%	72,826	1,830,846
Hersha Hospitality Trust, Series A, 8.000%	37,471	954,761
Hersha Hospitality Trust, Series B, 8.000%	43,018	1,113,736
Kite Realty Group Trust, Series A, 8.250%	40,530	1,051,348
NorthStar Realty Finance Corp., Series A, 8.750%	72,886	1,809,759
Parkway Properties, Inc., Series D, 8.000%	32,606	816,780
Pennsylvania Real Estate Investment Trust, Series A, 8.250%	60,000	1,582,200
STAG Industrial, Inc., Series A, 9.000%	3,800	103,626
Sunstone Hotel Investors, Inc., Series A, 8.000%	91,406	2,294,291
Vornado Realty Trust, Series K, 5.700%	21,864	547,693

Description	Shares	Value

Winthrop Realty Trust, Series D, 9.250%	20,000	$534,200
Winthrop Realty Trust, 7.750%	25,000	641,500

Total Preferred Stocks (Identified cost $21,854,373)		22,886,330

Real Estate Investment Trusts | 62.2%

Agree Realty Corp.	53,911	1,374,191
Apollo Commercial Real Estate Finance, Inc.	151,730	2,630,998
Associated Estates Realty Corp.	199,339	3,021,979
Campus Crest Communities, Inc.	326,400	3,525,120
Cedar Realty Trust, Inc.	53,480	282,374
CommonWealth REIT	137,552	2,002,757
Digital Realty Trust, Inc.	21,300	1,487,805
Dynex Capital, Inc.	174,906	1,880,240
Entertainment Properties Trust	77,530	3,444,658
First Potomac Realty Trust	105,410	1,357,681
Health Care REIT, Inc.	48,600	2,806,650
Hersha Hospitality Trust	214,600	1,051,540
Highwoods Properties, Inc.	67,000	2,185,540
Kite Realty Group Trust	154,289	786,874
LTC Properties, Inc.	40,200	1,280,370
Medical Properties Trust, Inc.	285,141	2,979,723
Mission West Properties, Inc.	64,500	561,150
Plum Creek Timber Co., Inc.	31,300	1,372,192
Ramco-Gershenson Properties Trust	40,079	502,190
Realty Income Corp.	17,700	723,753
Sabra Health Care REIT, Inc.	65,469	1,310,035
Select Income REIT	24,500	603,190
Spirit Realty Capital, Inc. (a)	60,000	930,000
STAG Industrial, Inc.	131,980	2,145,995
Starwood Property Trust, Inc.	135,936	3,163,231
Sun Communities, Inc.	55,857	2,464,411
Whitestone REIT	83,996	1,108,747

Total Real Estate Investment Trusts (Identified cost $44,913,717)		46,983,394

Short-Term Investment | 4.4%

State Street Institutional Treasury Money Market Fund (Identified cost $3,314,135)	3,314,135	3,314,135

Total Investments | 101.1% (Identified cost $72,742,634) (b)		$76,423,815

Liabilities in Excess of Cash and Other Assets | (1.1)%		(842,995)

Net Assets | 100.0%		$75,580,820

Description	Shares	Value

Lazard U.S. Realty Equity Portfolio

Common Stocks | 8.6%

Leisure & Entertainment | 4.3%

Marriott International, Inc., Class A	13,258	$518,388
Starwood Hotels & Resorts Worldwide, Inc.	34,686	2,010,400

		2,528,788

Real Estate | 4.3%

Colony Financial, Inc.	87,512	1,704,734
Jones Lang LaSalle, Inc.	11,200	855,120

		2,559,854

Total Common Stocks (Identified cost $4,659,247)		5,088,642

Real Estate Investment Trusts | 89.0%

American Assets Trust, Inc.	31,723	849,859
American Tower Corp.	63,696	4,547,257
Apartment Investment & Management Co., Class A	65,044	1,690,494
Associated Estates Realty Corp.	107,996	1,637,219
AvalonBay Communities, Inc.	10,707	1,456,045
Boston Properties, Inc.	20,744	2,294,494
Cedar Realty Trust, Inc.	164,247	867,224
CubeSmart	83,293	1,071,981
DDR Corp.	62,438	959,048
Digital Realty Trust, Inc.	29,850	2,085,023
Douglas Emmett, Inc.	17,101	394,520
Equity Lifestyle Properties, Inc.	33,455	2,278,955
Equity Residential	42,508	2,445,485
Essex Property Trust, Inc.	15,305	2,268,813
Federal Realty Investment Trust	7,394	778,588
First Potomac Realty Trust	69,175	890,974
General Growth Properties, Inc.	114,738	2,235,096
Health Care REIT, Inc.	29,900	1,726,725
Pebblebrook Hotel Trust	59,279	1,386,536
Plum Creek Timber Co., Inc.	20,000	876,800
Prologis, Inc.	37,292	1,306,339
PS Business Parks, Inc.	7,562	505,293
Public Storage	16,149	2,247,456
Rayonier, Inc.	14,200	695,942
Retail Opportunity Investments Corp.	152,284	1,959,895
Simon Property Group, Inc.	40,007	6,073,463
SL Green Realty Corp.	16,728	1,339,411
Sunstone Hotel Investors, Inc. (a)	47,319	520,509
Tanger Factory Outlet Centers, Inc.	16,233	524,813
Ventas, Inc.	39,624	2,466,594
Weyerhaeuser Co.	71,200	1,861,168

Total Real Estate Investment Trusts (Identified cost $51,335,907)		52,242,019

Description	Shares	Value

Short-Term Investment | 4.2%

State Street Institutional Treasury Money Market Fund (Identified cost $2,438,599)	2,438,599	$2,438,599

Total Investments | 101.8% (Identified cost $58,433,753) (b)		59,769,260

Description	Number of Contracts	Value

Purchased Options | 0.6%

iShares Dow Jones U.S. Real Estate December 12 65.00 PUT, Expires 12/22/12	425	$110,075
iShares Dow Jones U.S. Real Estate January 13 66.00 PUT, Expires 01/19/13	650	224,250

Total Purchased Options (Identified cost $332,269)		334,325

Total Investments and Purchased Options | 102.4% (Identified cost $58,766,022)		$60,103,585

Liabilities in Excess of Cash and Other Assets | (2.4)%		(1,418,778)

Net Assets | 100.0%		$58,684,807

Description	Shares	Value

Lazard International Realty Equity Portfolio

Common Stocks | 62.6%

Australia | 2.0%

Goodman Group	21,137	$86,825

Brazil | 10.2%

Aliansce Shopping Centers SA	13,500	146,371
BR Properties SA	6,900	90,026
Gafisa SA	20,400	44,880
Multiplan Empreendimentos Imobiliarios SA	3,300	97,165
PDG Realty SA Empreendimentos e Participacoes	25,500	48,050
Rossi Residencial SA	9,300	23,075

		449,567

China | 8.2%

China Overseas Land & Investment, Ltd.	56,000	142,852
Longfor Properties Co., Ltd.	70,500	109,104
Shimao Property Holdings, Ltd.	24,000	41,227
Shui On Land, Ltd.	67,500	25,419
Soho China, Ltd.	65,000	39,986

		358,588

Hong Kong | 14.9%

Cheung Kong Holdings, Ltd.	8,000	117,203
Great Eagle Holdings, Ltd.	23,373	71,137
Sun Hung Kai Properties, Ltd.	14,000	205,106
The Wharf Holdings, Ltd.	38,000	262,431

		655,877

Japan | 15.7%

Daito Trust Construction Co., Ltd.	400	40,236
Mitsubishi Estate Co., Ltd.	13,000	248,872
Mitsui Fudosan Co., Ltd.	12,000	240,338
Sumitomo Realty & Development Co., Ltd.	6,000	159,303

		688,749

Luxembourg | 2.7%

GAGFAH SA (a)	11,533	117,526

Norway | 2.3%

Norwegian Property ASA	66,100	100,958

Singapore | 2.3%

CapitaLand, Ltd.	40,000	103,651

United States | 2.0%

Starwood Hotels & Resorts Worldwide, Inc.	1,480	85,781

Total Common Stocks (Identified cost $2,291,378)		2,647,522

Description	Shares	Value

Real Estate Investment Trusts | 35.3%

Australia | 12.3%

CFS Retail Property Trust	53,470	$107,046
Investa Office Fund	26,503	79,451
Westfield Group REIT	26,160	275,700
Westfield Retail Trust	26,580	79,681

		541,878

Brazil | 0.7%

Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,400	29,348

Canada | 3.2%

Boardwalk Real Estate Investment Trust	600	39,664
Brookfield Office Properties, Inc.	6,200	103,049

		142,713

France | 6.7%

Fonciere des Regions	1,351	101,562
Unibail-Rodamco SE	978	194,926

		296,488

Italy | 2.9%

Beni Stabili SpA	239,182	126,018

Japan | 2.6%

Japan Logistics Fund, Inc.	5	46,258
Japan Retail Fund Investment Corp.	20	35,751
Nippon Building Fund, Inc.	3	32,330

		114,339

Singapore | 3.2%

CDL Hospitality Trusts	25,000	41,354
Frasers Centrepoint Trust	68,000	100,294

		141,648

United Kingdom | 6.0%

British Land Co. PLC	6,724	56,678
Derwent London PLC	2,621	82,786
Hammerson PLC	5,837	42,510
SEGRO PLC	21,875	80,114

		262,088

Total Real Estate Investment Trusts (Identified cost $1,495,332)		1,654,520

Short-Term Investment | 3.1%

State Street Institutional Treasury Money Market Fund (Identified cost $134,338)	134,338	134,338

Total Investments | 101.0% (Identified cost $3,921,048) (b)		$4,436,380

Liabilities in Excess of Cash and Other Assets | (1.0)%		(45,949)

Net Assets | 100.0%		$4,390,431

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio

Corporate Bonds | 94.4%

Aerospace & Defense | 1.8%

Bombardier, Inc., 7.750%, 03/15/20 (e)	$1,600	$1,836,000
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,500	1,625,625

		3,461,625

Apparel & Textiles | 1.6%

Jones Group, 6.875%, 03/15/19	1,500	1,548,750
Levi Strauss & Co., 7.625%, 05/15/20	1,300	1,404,000

		2,952,750

Automotive | 5.1%

Chrysler Group LLC, 8.250%, 06/15/21	1,400	1,491,000
Dana Holding Corp., 6.500%, 02/15/19	1,500	1,597,500
Meritor, Inc., 8.125%, 09/15/15	215	225,750
Navistar International Corp., 8.250%, 11/01/21	1,693	1,606,234
Schaeffler Finance BV:
7.750%, 02/15/17 (e)	250	276,250
8.500%, 02/15/19 (e)	250	280,000
The Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,775	1,965,812
Tomkins LLC, 9.000%, 10/01/18	1,037	1,156,255
TRW Automotive, Inc., 8.875%, 12/01/17 (e)	1,000	1,102,500

		9,701,301

Building Materials | 5.1%

Griffon Corp., 7.125%, 04/01/18	1,705	1,805,169
HD Supply, Inc., 8.125%, 04/15/19 (e)	1,400	1,519,000
Legrand France SA, 8.500%, 02/15/25	925	1,192,204
Masco Corp., 6.125%, 10/03/16	1,500	1,650,961
Owens Corning, Inc., 9.000%, 06/15/19	725	912,452
USG Corp., 9.750%, 01/15/18	675	729,000
Vulcan Materials Co., 6.500%, 12/01/16	1,600	1,756,000

		9,564,786

Description	Principal Amount (000)	Value

Cable Television | 4.4%

Cablevision Systems Corp., 7.750%, 04/15/18	$1,500	$1,661,250
CCO Holdings LLC, 7.875%, 04/30/18	1,500	1,623,750
DISH DBS Corp., 7.125%, 02/01/16	775	856,375
Mediacom LLC, 9.125%, 08/15/19	175	193,375
Nara Cable Funding, Ltd., 8.875%, 12/01/18 (e)	1,075	980,937
Unitymedia Hessen GmbH & Co. KG:
8.125%, 12/01/17 (e)	1,325	1,424,375
7.500%, 03/15/19 (e)	1,400	1,536,500

		8,276,562

Chemicals | 2.0%

Ineos Finance PLC, 7.500%, 05/01/20 (e)	1,400	1,421,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	991,286
Tronox Finance LLC, 6.375%, 08/15/20 (e)	1,400	1,414,000

		3,826,286

Computer Services | 1.7%

First Data Corp.:
8.875%, 08/15/20 (e)	850	926,500
6.750%, 11/01/20 (e)	400	397,500
iGATE Corp., 9.000%, 05/01/16	1,200	1,317,000
SunGard Data Systems, Inc., 10.250%, 08/15/15	564	578,100

		3,219,100

Diversified | 0.9%

Amsted Industries, Inc., 8.125%, 03/15/18 (e)	1,100	1,188,000
General Cable Corp., 7.125%, 04/01/17	489	505,504

		1,693,504

Electric Generation | 2.3%

AES Corp., 8.000%, 10/15/17	1,472	1,700,160
Calpine Corp., 7.875%, 07/31/20 (e)	1,150	1,256,375
GenOn Energy, Inc.:
9.500%, 10/15/18	225	255,375
9.875%, 10/15/20	475	527,250
NRG Energy, Inc., 8.250%, 09/01/20	525	572,250

		4,311,410

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Electronics | 1.3%

Amkor Technology, Inc., 6.625%, 06/01/21	$1,400	$1,421,000
Freescale Semiconductor, Inc.:
8.875%, 12/15/14	50	50,750
9.250%, 04/15/18 (e)	900	978,750

		2,450,500

Energy Exploration & Production | 2.6%

Chesapeake Energy Corp., 9.500%, 02/15/15	1,400	1,541,750
Denbury Resources, Inc., 9.750%, 03/01/16	590	634,250
Linn Energy LLC, 6.500%, 05/15/19 (e)	1,750	1,750,000
Samson Investment Co., 9.750%, 02/15/20 (e)	1,000	1,030,000

		4,956,000

Energy Services | 3.6%

Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	1,765	1,835,600
Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	1,250	1,437,500
Expro Finance Luxembourg SCA, 8.500%, 12/15/16 (e)	429	441,870
Frac Tech Services, Inc., 8.125%, 11/15/18 (e)	1,000	1,065,000
Offshore Group Investments, Ltd., 11.500%, 08/01/15	1,000	1,105,000
PBF Holding Co., LLC, 8.250%, 02/15/20 (e)	900	945,000

		6,829,970

Financial Services | 1.8%

Icahn Enterprises LP:
7.750%, 01/15/16	500	521,250
8.000%, 01/15/18	1,100	1,179,750
International Lease Finance Corp.:
8.625%, 09/15/15	500	569,375
5.750%, 05/15/16	500	530,121
8.750%, 03/15/17	500	585,000

		3,385,496

Food & Beverages | 2.3%

Constellation Brands, Inc., 7.250%, 05/15/17	950	1,109,125
Del Monte Corp., 7.625%, 02/15/19	1,500	1,543,125
Post Holdings, Inc., 7.375%, 02/15/22 (e)	1,650	1,753,125

		4,405,375

Description	Principal Amount (000)	Value

Forest & Paper Products | 0.8%

Resolute Forest Products, 10.250%, 10/15/18	$690	$784,875
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	763,125

		1,548,000

Gaming | 5.0%

Boyd Gaming Corp., 9.125%, 12/01/18	1,350	1,417,500
Marina District Finance Co., Inc.:
9.500%, 10/15/15	500	504,375
9.875%, 08/15/18	500	501,250
MGM Resorts International:
10.375%, 05/15/14	900	1,012,500
7.625%, 01/15/17	750	795,000
Peninsula Gaming LLC, 10.750%, 08/15/17	225	254,250
Penn National Gaming, Inc., 8.750%, 08/15/19	825	924,000
Pinnacle Entertainment, Inc., 8.625%, 08/01/17	800	874,000
Scientific Games Corp., 8.125%, 09/15/18	350	382,375
Scientific Games International, Inc.:
9.250%, 06/15/19	250	277,500
6.250%, 09/01/20 (e)	850	854,250
Wynn Las Vegas LLC:
7.875%, 11/01/17	500	545,000
7.750%, 08/15/20	1,050	1,168,125

		9,510,125

Gas Distribution | 5.3%

Copano Energy LLC, 7.750%, 06/01/18	1,600	1,680,000
El Paso Corp., 7.000%, 06/15/17	650	745,879
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,418,750
Ferrellgas Partners LP:
8.625%, 06/15/20	520	503,100
6.500%, 05/01/21	500	483,750
NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	1,430	1,519,375
Niska Gas Storage US LLC, 8.875%, 03/15/18	750	774,375
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)	1,450	1,482,625
Suburban Propane Partners LP, 7.500%, 10/01/18 (e)	1,329	1,422,030

		10,029,884

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Health Services | 5.8%

Apria Healthcare Group, Inc., 11.250%, 11/01/14	$550	$563,750
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,536,500
Fresenius US Finance II, Inc., 9.000%, 07/15/15 (e)	525	605,062
Grifols, Inc., 8.250%, 02/01/18	1,525	1,685,125
HCA, Inc., 8.000%, 10/01/18	1,600	1,848,000
Health Management Associates, Inc., 6.125%, 04/15/16	1,000	1,090,000
Service Corp. International, 6.750%, 04/01/16	750	838,125
Tenet Healthcare Corp., 8.875%, 07/01/19	1,000	1,130,000
Vanguard Health Holding Co., LLC, 8.000%, 02/01/18	1,500	1,601,250

		10,897,812

Leisure & Entertainment | 2.2%

AMC Entertainment, Inc., 8.750%, 06/01/19	950	1,047,375
Carlson Wagonlit BV, 6.875%, 06/15/19 (e)	1,300	1,365,000
Cedar Fair LP, 9.125%, 08/01/18	225	255,656
Live Nation Entertainment, Inc., 8.125%, 05/15/18 (e)	135	145,125
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	330	368,775
Speedway Motorsports, Inc., 8.750%, 06/01/16	826	893,113

		4,075,044

Machinery | 1.4%

Case New Holland, Inc., 7.750%, 09/01/13	200	209,250
Terex Corp., 6.500%, 04/01/20	1,200	1,248,000
The Manitowoc Co., Inc., 8.500%, 11/01/20	1,000	1,118,750

		2,576,000

Media | 2.8%

Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,475	1,589,313
Lamar Media Corp., 7.875%, 04/15/18	1,000	1,105,000

Description	Principal Amount (000)	Value

LIN Television Corp., 8.375%, 04/15/18	$1,400	$1,484,000
WMG Acquisition Corp., 9.500%, 06/15/16	945	1,031,231

		5,209,544

Metals & Mining | 4.6%

Aleris International, Inc., 7.625%, 02/15/18	1,175	1,248,437
ArcelorMittal, 5.750%, 03/01/21	1,400	1,333,822
Arch Coal, Inc., 7.000%, 06/15/19	1,651	1,386,840
Calcipar SA, 6.875%, 05/01/18 (e)	1,350	1,339,875
FMG Resources (August 2006) Property, Ltd., 7.000%, 11/01/15 (e)	1,800	1,791,000
Inmet Mining Corp., 8.750%, 06/01/20 (e)	1,500	1,552,500

		8,652,474

Packaging | 2.6%

Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (e)	1,350	1,446,188
Reynolds Group Issuer, Inc., 5.750%, 10/15/20 (e)	1,500	1,500,000
Sealed Air Corp., 8.125%, 09/15/19 (e)	1,775	1,974,687

		4,920,875

Pharmaceutical & Biotechnology | 3.3%

Biomet, Inc., 6.500%, 08/01/20 (e)	1,750	1,813,437
Mylan, Inc.:
7.625%, 07/15/17 (e)	400	443,000
7.875%, 07/15/20 (e)	650	729,625
Valeant Pharmaceuticals International, Inc., 6.500%, 07/15/16 (e)	1,500	1,573,125
Warner Chilcott Co., LLC, 7.750%, 09/15/18	1,575	1,681,313

		6,240,500

Printing & Publishing | 3.1%

Deluxe Corp., 7.375%, 06/01/15	1,005	1,022,588
Gannett Co., Inc., 7.125%, 09/01/18	1,676	1,843,600
R.R. Donnelley & Sons Co., 7.250%, 05/15/18	1,600	1,588,000
The McClatchy Co., 11.500%, 02/15/17	1,200	1,290,000

		5,744,188

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (concluded)

Real Estate | 2.0%

CB Richard Ellis Services, Inc., 11.625%, 06/15/17	$975	$1,092,000
CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	1,600	1,516,000
DuPont Fabros Technology LP, 8.500%, 12/15/17	1,000	1,102,500
Forest City Enterprises, Inc., 7.625%, 06/01/15	142	141,911

		3,852,411

Retail | 3.7%

Ingles Markets, Inc., 8.875%, 05/15/17	1,238	1,333,945
JC Penney Corp., Inc., 5.650%, 06/01/20	1,325	1,195,812
Mead Products LLC, 6.750%, 04/30/20 (e)	1,750	1,824,375
QVC, Inc., 7.500%, 10/01/19 (e)	1,000	1,106,506
Sears Holdings Corp., 6.625%, 10/15/18	675	629,438
SuperValu, Inc., 8.000%, 05/01/16	1,025	914,812

		7,004,888

Steel-Producers | 2.4%

AK Steel Corp., 7.625%, 05/15/20	1,400	1,225,000
Steel Dynamics, Inc., 6.125%, 08/15/19 (e)	1,800	1,872,000
United States Steel Corp., 6.050%, 06/01/17	1,475	1,463,938

		4,560,938

Support Services | 3.2%

Avis Budget Car Rental LLC:
7.750%, 05/15/16	355	365,210
9.625%, 03/15/18	835	926,850
Hertz Corp., 7.500%, 10/15/18	1,000	1,080,000
Iron Mountain, Inc., 8.000%, 06/15/20	1,600	1,702,000
UR Merger Sub Corp.:
9.250%, 12/15/19	1,000	1,127,500
7.375%, 05/15/20 (e)	750	806,250

		6,007,810

Technology Hardware | 0.7%

Seagate HDD Cayman, 7.750%, 12/15/18	1,175	1,298,375

Description	Principal Amount (000)	Value

Telecommunications | 6.3%

Cincinnati Bell, Inc., 8.250%, 10/15/17	$1,350	$1,441,125
Cricket Communications, Inc., 7.750%, 05/15/16	750	791,250
Equinix, Inc., 8.125%, 03/01/18	1,182	1,312,020
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,687,500
GCI, Inc., 8.625%, 11/15/19	1,000	1,080,000
Intelsat Jackson Holdings, Ltd.:
11.250%, 06/15/16	203	211,881
7.250%, 04/01/19	1,300	1,404,000
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,530,313
Wind Acquisition Finance SA, 11.750%, 07/15/17 (e)	800	754,000
Windstream Corp., 8.125%, 09/01/18	1,575	1,701,000

		11,913,089

Transportation | 2.7%

Florida East Coast Railway Corp., 8.125%, 02/01/17	1,200	1,263,000
Hapag-Lloyd AG, 9.750%, 10/15/17 (e)	1,075	1,053,500
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	1,300	864,500
Teekay Corp., 8.500%, 01/15/20	1,725	1,811,250

		4,992,250

Total Corporate Bonds (Identified cost $169,860,795)		178,068,872

Description	Shares	Value

Short-Term Investment | 4.6%

State Street Institutional Treasury Money Market Fund (Identified cost $8,752,677)	8,752,677	$8,752,677

Total Investments | 99.0% (Identified cost $178,613,472) (b)		$186,821,549

Cash and Other Assets in Excess of Liabilities | 1.0%		1,794,694

Net Assets | 100.0%		$188,616,243

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio

Municipal Bonds | 96.7%

Arizona | 2.8%

Scottsdale Arizona Municipal Property Corp. Excise Tax Revenue, 5.000%, 07/01/19	$500	$619,080

California | 3.0%

California State, 5.000%, 02/01/22	500	611,325
California State Department of Water Resources Center Valley Project Water System Series Y Pre- refunded, 5.250%, 12/01/12 (Escrowed to Maturity) (h)	5	5,041
Val Verde California Unified School District School Construction, 5.000%, 01/01/22 (Pre-refunded to 01/01/15 @ $100) (h)	50	55,075

		671,441

Colorado | 2.7%

Colorado State Water Resources & Power Development Authority Wastewater Revenue Revolving Fund Series A, 5.250%, 09/01/14	500	547,025
Denver Colorado City & County Airport Revenue Series B, 5.500%, 11/15/33 (Pre-refunded to 11/15/13 @ $100) (h)	50	52,937

		599,962

Connecticut | 0.2%

Connecticut State Health & Educational Facilities Authority Revenue Connecticut State University System Series E, 5.000%, 11/01/15 (Pre-refunded to 11/01/12 @ $100) (h)	50	50,187

Delaware | 2.4%

Delaware State Series 2009C, 5.000%, 10/01/18	435	540,862

Florida | 7.4%

Collier County Florida Industrial Development Authority NCH Healthcare System Project, 3.000%, 10/01/12	500	500,000
Florida State Board of Education Public Education Capital Outlay 2011 Series A, 5.000%, 06/01/14	535	575,981
Orlando Florida Utilities Commission Utility System Revenue, 5.000%, 10/01/19	500	582,395

		1,658,376

Description	Principal Amount (000)	Value

Georgia | 4.5%

Georgia State Series I, 5.000%, 07/01/18	$575	$711,775

Valdosta & Lowndes County Georgia Hospital Authority South Medical Center Project Series B, 5.000%, 10/01/21	250	300,065

		1,011,840

Illinois | 12.0%

Illinois State Toll Highway Authority Senior Priority Series A, 5.000%, 01/01/16	600	671,400
Illinois State Unemployment Insurance Fund Building Receipts Revenue Series B, 5.000%, 06/15/17	600	710,424
Railsplitter Illinois Tobacco Settlement Authority:
4.000%, 06/01/13	350	357,767
4.125%, 06/01/16	500	546,015
Will County Illinois Community Unit School District No. 209-U Wilmington, 9.000%, 01/01/24 (Pre-refunded to 01/01/16 @ $100) (h)	320	406,470

		2,692,076

Maine | 2.1%

Maine State Turnpike Authority Series B, 5.000%, 07/01/22	385	481,373

Maryland | 0.5%

Carroll County Maryland Construction Public Improvement, 5.000%, 11/01/17	100	121,916

Massachusetts | 3.9%

Lowell Massachusetts State Qualified, 5.000%, 10/15/15	300	312,273
Massachusetts Bay Transportation Authority Revenue Assessment Series A, 5.000%, 07/01/21 (Pre-refunded to 07/01/15 @ $100) (h)	300	338,067
Massachusetts State:
Construction Loan Series E, 5.000%, 11/01/24 (Pre-refunded to 11/01/16 @ $100) (h)	50	59,071
Series A, 5.000%, 09/01/14	150	163,303

		872,714

Michigan | 5.1%

Imlay City Michigan Community Schools District, 5.000%, 05/01/18	500	563,530
Michigan State Hospital Finance Authority Trinity Health Series A, 5.250%, 12/01/15	500	568,805

		1,132,335

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (continued)

Minnesota | 2.1%

Minnesota State, 5.000%, 11/01/16	$400	$472,032

New Jersey | 3.5%

Essex County New Jersey Improvement Authority Guaranteed Lease County Correctional Series A, 5.000%, 10/01/28 (Pre-refunded to 10/01/13 @ $100) (h)	50	52,368
New Jersey State Educational Facilities Authority Revenue:
Princeton University Series E, 5.000%, 07/01/20 (Pre-refunded to 07/01/13 @ $100) (h)	50	51,792
Rowan University Series C, 5.125%, 07/01/28 (Pre-refunded to 07/01/14 @ $100) (h)	50	54,166
New Jersey State Transportation Trust Funding Authority Transportation System:
Series A, 5.625%, 06/15/14 (Escrowed to Maturity) (h)	75	81,793
Series C, 5.250%, 06/15/14 (Escrowed to Maturity) (h)	50	54,211
5.500%, 06/15/24 (Pre-refunded to 06/15/13 @ $100) (h)	50	51,860
Series D, 5.000%, 06/15/16 (Pre-refunded to 06/15/15 @ $100) (h)	25	28,121
New Jersey State Turnpike Authority Series A:
Pre-refunded, 6.000%, 01/01/14 (Escrowed to Maturity) (h)	50	53,531
Refunded, 6.000%, 01/01/14 (Escrowed to Maturity) (h)	50	53,531
New Jersey Tobacco Settlement Financing Corp.:
5.000%, 06/01/13 (Escrowed to Maturity) (h)	25	25,796
6.250%, 06/01/43 (Pre-refunded to 06/01/13 @ $100) (h)	250	260,020
Newark New Jersey Housing and Port Authority Newark Marine Terminal Rental Revenue, 5.000%, 01/01/37 (Pre-refunded to 01/01/14 @ $100) (h)	25	26,455

		793,644

New York | 17.3%

Metropolitan Transportation Authority New York Dedicated Tax Funding Series A, 4.750%, 04/01/28 (Pre-refunded to 10/01/15 @ $100) (h)	50	56,515
Metropolitan Transportation Authority New York Transportation Revenue Series C,
5.000%, 11/15/13	685	719,044
New York State Dormitory Authority Revenues: Columbia University Series B, 5.000%, 07/01/16	170	199,034

Description	Principal Amount (000)	Value

Court Facilities Lease Westchester Series A, 5.000%, 08/01/15	$565	$631,721
Insured Student Housing Corp., 5.000%, 07/01/23 (Pre-refunded to 07/01/14 @ $100) (h)	50	54,086
Non State Supported Debt:
Brooklyn Law School Project Series A, 5.000%, 07/01/20	500	594,080
New York University Hospital Center Series A, 5.000%, 07/01/17	585	678,998
State Personal Income Tax Revenue Education Series A, 5.000%, 03/15/17	100	114,853
State Personal Income Tax Revenue General Purpose Bonds Series A, 5.000%, 12/15/21	500	637,030
New York State Thruway Authority 2nd General Highway & Bridge Trust Fund Series A, 5.000%, 04/01/15	175	194,497

		3,879,858

North Carolina | 3.0%

North Carolina State Eastern Municipal Power Agency Power System Revenue Series A, 5.250%, 01/01/20	595	675,926

Pennsylvania | 2.0%

Pennsylvania State Higher Educational Facilties Authority Revenue Temple University, 5.000%, 04/01/15	400	442,880

South Carolina | 2.9%

Charleston County South Carolina Sales Tax, 5.000%, 11/01/21	500	644,565

Tennessee | 4.4%

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Vanderbilt University Series B, 5.000%, 10/01/18	315	387,926
Tennessee State Series C, 5.000%, 05/01/17	500	599,695

		987,621

Texas | 10.0%

Decatur Texas Independent School District School Building,
5.250%, 08/15/25	100	115,093
North Texas Tollway Authority Revenue System First Tier Series A MBIA-IBC, 6.000%, 01/01/23	340	402,727
Plano Texas Independent School District School Building, 5.000%, 02/15/14 (Pre-refunded to 02/15/13 @ $100) (h)	20	20,355

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (concluded)

San Antonio Texas General Improvement, 5.000%, 02/01/19	$545	$622,722
Texas State Transportation Commission Revenue First Tier:
5.000%, 04/01/19	200	238,670
5.000%, 04/01/20	200	237,018
University of Texas Financing System Series C, 5.000%, 08/15/17	500	602,160

		2,238,745

Washington | 3.6%

Energy Northwest Washington Electric Revenue Project No. 3 Series A,
5.500%, 07/01/17 (Pre-refunded to 07/01/13 @ $100) (h)	350	363,709
Washington State Various Purposes Series R-A, 5.000%, 01/01/15	400	440,976

		804,685

Wisconsin | 1.3%

Wisconsin State Health & Educational Facilities Authority Revenue Gundersen Lutheran Series A, 5.000%, 10/15/17	250	289,897

Total Municipal Bonds (Identified cost $21,205,447)		21,682,015

Description	Shares	Value

Short-Term Investment | 2.2%

State Street Institutional Treasury Money Market Fund (Identified cost $490,029)	490,029	$490,029

Total Investments | 98.9% (Identified cost $21,695,476) (b)		$22,172,044

Cash and Other Assets in Excess of Liabilities | 1.1%		239,480

Net Assets | 100.0%		$22,411,524

Description	Security Currency	Principal Amount (000)	Value

Lazard Global Fixed Income Portfolio

Corporate Bonds | 32.8%

Australia | 2.1%

Commonwealth Bank of Australia:
6.500%, 08/13/13	AUD	10	$10,605
5.750%, 09/23/13	AUD	23	24,320
Telstra Corp., Ltd., 6.250%, 04/15/15	AUD	40	43,932
Westpac Banking Corp., 6.375%, 12/10/13	AUD	25	26,670

			105,527

Brazil | 1.9%

Petrobras International Finance Co., 6.125%, 10/06/16 (f)	USD	85	96,294

Canada | 2.7%

Shaw Communications, Inc., 5.650%, 10/01/19	CAD	45	51,498
Suncor Energy, Inc., 6.100%, 06/01/18	USD	25	30,833
Wells Fargo Financial Canada Corp., 2.774%, 02/09/17	CAD	50	51,714

			134,045

Chile | 2.2%

Codelco, Inc., 3.750%, 11/04/20 (f)	USD	100	108,056

France | 1.5%

Electricite de France SA, 5.000%, 02/05/18	EUR	50	75,474

Germany | 0.5%

Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	130	23,130

Netherlands | 1.9%

BMW Finance NV, 3.375%, 12/14/18	GBP	25	42,937
RWE Finance BV, 5.000%, 02/10/15	EUR	35	49,241

			92,178

Norway | 2.4%

Statoil ASA, 6.875%, 03/11/31 (f)	GBP	50	117,369

Singapore | 3.4%

Temasek Financial I, Ltd., 4.500%, 09/21/15 (f)	USD	150	165,819

Sweden | 2.1%

Kommuninvest I Sverige AB, 2.750%, 08/12/15	SEK	670	105,524

Description	Security Currency	Principal Amount (000)	Value

United Kingdom | 5.6%

BG Energy Capital PLC, 5.125%, 12/01/25 (f)	GBP	50	96,608
GKN Holdings PLC, 6.750%, 10/28/19	GBP	10	18,335
Network Rail Infrastructure Finance PLC, 4.400%, 03/06/16 (f)	CAD	150	163,569

			278,512

United States | 6.5%

AES Corp., 7.750%, 10/15/15 (f)	USD	20	22,600
Anheuser-Busch InBev Worldwide, Inc., 9.750%, 11/17/15	BRL	100	55,987
Credit Suisse USA, Inc., 4.875%, 01/15/15	USD	25	27,028
DISH DBS Corp., 7.125%, 02/01/16 (f)	USD	20	22,100
Fresenius US Finance II, Inc., 9.000%, 07/15/15 (f)	USD	10	11,525
General Electric Capital Corp., 5.500%, 02/01/17	NZD	45	39,047
Goldman Sachs Group, Inc., 6.250%, 09/01/17	USD	25	29,304
JPMorgan Chase & Co., 3.875%, 09/23/20	EUR	50	71,632
Masco Corp., 6.125%, 10/03/16	USD	15	16,510
Starbucks Corp., 6.250%, 08/15/17	USD	20	24,494

			320,227

Total Corporate Bonds (Identified cost $1,589,852)			1,622,155

Foreign Government Obligations | 46.3%

Australia | 3.0%

New South Wales Treasury Corp., 5.000%, 02/25/39 (f)	GBP	50	99,585
Queensland Treasury Corp., 6.250%, 02/21/20	AUD	40	47,756

			147,341

Austria | 1.1%

Republic of Austria, 3.900%, 07/15/20	EUR	35	52,374

Bahamas | 1.7%

Commonwealth of the Bahamas, 6.950%, 11/20/29 (f)	USD	70	83,125

Description	Security Currency	Principal Amount (000)	Value

Lazard Global Fixed Income Portfolio (continued)

Belgium | 2.0%

Belgium Kingdom, 5.500%, 03/28/28	EUR	60	$100,821

Bermuda | 2.4%

Government of Bermuda, 5.603%, 07/20/20 (f)	USD	100	116,000

Brazil | 1.1%

Federal Republic of Brazil, 11.000%, 06/26/17	EUR	30	54,165

Canada | 5.5%

Province of British Columbia, 3.700%, 12/18/20	CAD	45	50,431
Province of Ontario, 6.250%, 06/16/15	NZD	75	66,577
Province of Quebec, 8.500%, 04/01/26	CAD	35	55,962
Province of Saskatchewan, 8.500%, 07/15/22	USD	65	98,752

			271,722

China | 1.6%

China Government Bond, 2.560%, 06/29/17	CNY	500	77,722

Colombia | 0.9%

Republic of Colombia, 12.000%, 10/22/15	COP	66,000	45,157

Czech Republic | 1.5%

Czech Republic, 5.000%, 06/11/18	EUR	50	75,351

France | 2.1%

Government of France, 4.250%, 10/25/23	EUR	70	106,127

Mexico | 3.6%

Mexican Bonos, 9.500%, 12/18/14	MXN	900	76,920
United Mexican States:
4.250%, 06/16/15	EUR	15	20,924
6.750%, 02/06/24	GBP	40	77,756

			175,600

Netherlands | 3.1%

Netherlands Government Bonds:
3.750%, 01/15/23	EUR	65	98,787
2.500%, 01/15/33	EUR	40	52,354

			151,141

New Zealand | 1.7%

Auckland Council, 4.620%, 03/29/16	NZD	100	84,836

Description	Security Currency	Principal Amount (000)	Value

Peru | 2.8%

Peru Bono Soberano, 7.840%, 08/12/20	PEN	210	$100,129
Republic of Peru, 7.500%, 10/14/14	EUR	26	37,680

			137,809

Poland | 6.4%

Poland Government Bonds:
5.750%, 04/25/14	PLN	455	145,605
5.250%, 10/25/17	PLN	155	50,632
5.750%, 09/23/22	PLN	145	49,040
Republic of Poland:
3.000%, 09/23/14	CHF	30	33,349
6.375%, 07/15/19 (f)	USD	32	39,520

			318,146

Qatar | 2.4%

State of Qatar, 5.250%, 01/20/20 (f)	USD	100	118,250

South Africa | 2.2%

Republic of South Africa:
4.500%, 04/05/16	EUR	50	70,196
8.250%, 09/15/17	ZAR	305	40,372

			110,568

Sweden | 1.2%

Svensk Exportkredit AB, 7.625%, 06/30/14	NZD	65	57,473

Total Foreign Government Obligations (Identified cost $2,224,034)			2,283,728

Quasi Government Bonds | 4.1%

Canada | 1.0%

Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	30	48,900

Germany | 3.1%

KfW:
2.875%, 10/12/16	NOK	560	100,878
3.375%, 01/18/21	EUR	35	51,299

			152,177

Total Quasi Government Bonds (Identified cost $195,299)			201,077

Supranationals | 8.9%

Brazil | 0.2%

Inter-American Development Bank, 6.000%, 12/15/17	NZD	10	9,235

Philippines | 2.5%

Asian Development Bank:
3.375%, 05/20/14	NOK	250	44,983
2.850%, 10/21/20	CNY	500	78,033

			123,016

Description	Security Currency	Principal Amount (000)	Value
Lazard Global Fixed Income Portfolio (continued)

United States | 4.2%

International Bank for Reconstruction & Development:
3.250%, 01/24/13	CLP	37,000	$77,276
2.300%, 02/26/13	KRW	100,000	89,776
7.250%, 10/04/13	TRY	70	39,569
			206,621

Venezuela | 2.0%

Corporacion Andina de Fomento,
3.750%, 01/15/16 (f)	USD	72	75,487
3.750%, 01/15/16	USD	25	26,210
			101,697

Total Supranationals (Identified cost $440,645)			440,569

U.S. Municipal Bonds | 3.6%

Alaska | 1.9%

Alaska State Qualified School Construction Bonds, 5.342%, 08/01/27 (f)	USD	75	92,387

Texas | 1.7%

University of Texas Build America Bonds Series B, 6.276%, 08/15/41	USD	70	82,822

Total U.S. Municipal Bonds (Identified cost $177,962)			175,209

Description	Shares	Value
Short-Term Investment | 8.9%

State Street Institutional Treasury Money Market Fund (Identified cost $440,108)	440,108	$440,108

Total Investments | 104.6% (Identified cost $5,067,900) (b)		$5,162,846

Liabilities in Excess of Cash and Other Assets | (4.6)%		(229,371)

Net Assets | 100.0%		$4,933,475

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
AUD	CIT	11/16/12	9,728	$10,000	$10,052	$52	$—
CAD	HSB	11/16/12	19,594	20,000	19,911	—	89
CAD	HSB	11/16/12	35,619	36,488	36,196	—	292
CHF	HSB	11/16/12	33,995	36,000	36,175	175	—
CHF	HSB	11/16/12	156,686	161,161	166,733	5,572	—
DKK	CSF	11/16/12	174,674	30,000	30,134	134	—
DKK	CSF	11/16/12	934,491	154,530	161,216	6,686	—
EUR	HSB	11/16/12	5,576	6,858	7,168	310	—
EUR	HSB	11/16/12	11,992	15,498	15,417	—	81
EUR	HSB	11/16/12	22,266	27,542	28,625	1,083	—
EUR	HSB	11/16/12	28,780	37,168	37,000	—	168
EUR	HSB	11/16/12	82,088	105,000	105,534	534	—
EUR	HSB	11/16/12	117,665	150,000	151,273	1,273	—
GBP	HSB	11/16/12	23,959	38,000	38,683	683	—
GBP	HSB	11/16/12	37,574	60,000	60,665	665	—
GBP	HSB	11/16/12	54,951	86,129	88,722	2,593	—
HKD	CIT	11/16/12	100,812	13,000	13,001	1	—
HKD	CIT	11/16/12	529,869	68,329	68,335	6	—
JPY	HSB	11/16/12	2,430,664	31,000	31,158	158	—
JPY	HSB	11/16/12	3,832,633	49,000	49,129	129	—
JPY	HSB	11/16/12	11,183,315	143,000	143,355	355	—
JPY	HSB	11/16/12	56,146,359	718,329	719,719	1,390	—
MXN	HSB	11/16/12	78,901	5,979	6,102	123	—
MYR	SCB	12/12/12	85,663	27,417	27,884	467	—
NOK	HSB	11/16/12	46,310	8,000	8,070	70	—
NOK	HSB	11/16/12	238,639	41,000	41,586	586	—
PLN	HSB	11/16/12	12,999	4,000	4,036	36	—
SEK	CAN	11/16/12	33,245	5,000	5,054	54	—
SEK	CAN	11/16/12	154,808	23,564	23,536	—	28
SGD	SSB	11/16/12	11,126	9,000	9,065	65	—
SGD	SSB	11/16/12	52,034	41,759	42,398	639	—
ZAR	HSB	11/16/12	317,165	38,309	37,872	—	437
Total Forward Currency Purchase Contracts				$2,201,060	$2,223,804	$23,839	$1,095

Forward Currency Sale Contracts
AUD	CAN	11/16/12	3,061	$3,158	$3,163	$—	$5
AUD	CAN	11/16/12	10,313	10,664	10,657	7	—
AUD	CAN	11/16/12	21,853	22,670	22,581	89	—
AUD	CAN	11/16/12	34,867	36,354	36,029	325	—
AUD	CIT	11/16/12	28,195	29,388	29,134	254	—
BRL	CAN	10/17/12	383,669	188,999	188,887	112	—
CAD	HSB	11/16/12	22,895	23,370	23,265	105	—
CAD	HSB	11/16/12	40,189	40,390	40,839	—	449
CAD	HSB	11/16/12	40,350	41,329	41,003	326	—
CAD	HSB	11/16/12	196,889	197,994	200,076	—	2,082
CLP	CAN	10/12/12	7,095,738	14,840	14,936	—	96

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at September 30, 2012 (concluded):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)
CLP	CAN	10/12/12	30,025,287	$62,908	$63,200	$—	$292
COP	JPM	10/16/12	17,586,631	9,733	9,751	—	18
COP	JPM	10/16/12	68,844,436	37,847	38,170	—	323
EUR	HSB	11/16/12	5,638	7,324	7,248	76	—
EUR	HSB	11/16/12	41,123	53,146	52,869	277	—
EUR	HSB	11/16/12	55,079	68,004	70,811	—	2,807
EUR	HSB	11/16/12	90,537	116,437	116,397	40	—
EUR	HSB	11/16/12	266,477	329,011	342,591	—	13,580
GBP	HSB	11/16/12	5,438	8,781	8,781	—	—
GBP	HSB	11/16/12	11,634	18,241	18,784	—	543
GBP	HSB	11/16/12	12,502	20,083	20,185	—	102
GBP	HSB	11/16/12	25,881	42,000	41,788	212	—
GBP	HSB	11/16/12	130,451	204,540	210,624	—	6,084
KRW	SCB	12/12/12	59,909,960	52,553	53,719	—	1,166
MXN	HSB	11/16/12	449,684	34,195	34,780	—	585
MXN	HSB	11/16/12	522,002	39,559	40,373	—	814
MYR	SCB	12/12/12	85,663	28,059	27,884	175	—
NOK	HSB	11/16/12	966,504	162,394	168,425	—	6,031
NZD	JPM	11/16/12	49,013	39,262	40,502	—	1,240
NZD	JPM	11/16/12	259,861	208,165	214,740	—	6,575
PEN	SCB	10/17/12	74,132	28,365	28,513	—	148
PEN	SCB	10/17/12	82,150	31,000	31,597	—	597
PLN	CAN	11/16/12	141,331	42,163	43,877	—	1,714
PLN	HSB	11/16/12	144,934	45,883	44,996	887	—
PLN	HSB	11/16/12	472,640	140,913	146,733	—	5,820
SEK	CAN	11/16/12	82,630	12,233	12,563	—	330
SEK	CAN	11/16/12	235,045	35,177	35,734	—	557
SEK	CAN	11/16/12	382,961	58,162	58,223	—	61
SGD	SSB	11/16/12	52,462	43,000	42,747	253	—
ZAR	BRC	11/16/12	278,857	33,000	33,298	—	298
ZAR	BRC	11/16/12	384,980	46,896	45,970	926	—
Total Forward Currency Sale Contracts				$2,668,190	$2,716,443	4,064	52,317

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$27,903	$53,412

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds | 89.5%

Energy Select Sector SPDR Fund	207,000	$15,210,360
Financial Select Sector SPDR Fund	915,800	14,286,480
Industrial Select Sector SPDR Fund	348,300	12,726,882
iShares MSCI Italy Index Fund	373,300	4,490,799
iShares MSCI South Korea Index Fund	118,410	7,001,583
iShares S&P North American Technology Sector Index Fund	334,070	23,134,347
iShares Silver Trust (a)	143,600	4,807,728
Market Vectors Agribusiness ETF	268,700	13,915,973
PowerShares DB Oil Fund (a)	263,100	6,869,541
PowerShares Financial Preferred Portfolio	284,100	5,244,486
PowerShares S&P 500 High Beta Portfolio	283,400	5,860,712
PowerShares Senior Loan Portfolio	222,300	5,546,385
SPDR Barclays High Yield Bond ETF	576,800	23,198,896
SPDR Gold Trust (a)	152,500	26,233,050
Vanguard REIT ETF	52,135	3,387,211
Vanguard Short-Term Corporate Bond ETF	420,900	33,810,897

Total Exchange-Traded Funds (Identified cost $198,101,406)		205,725,330

Closed-End Management Investment Companies | 4.7%

JPMorgan European Smaller Companies Trust PLC	277,910	2,986,557
Tri-Continental Corp.	486,400	7,889,408

Total Closed-End Management Investment Companies (Identified cost $9,848,605)		10,875,965

Short-Term Investment | 5.9%

State Street Institutional Treasury Money Market Fund (Identified cost $13,677,014)	13,677,014	13,677,014

Total Investments | 100.1% (Identified cost $221,627,025) (b)		$230,278,309

Liabilities in Excess of Cash and Other Assets | (0.1)%		(311,037)

Net Assets | 100.0%		$229,967,272

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Contract opens at September 30, 2012:

Forward Currency Sale Contract	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
GBP	SSB	12/18/12	1,431,880	$2,300,000	$2,311,697	$11,697

Total Return Swap Agreement opens at September 30, 2012:

Currency	Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Depreciation
USD	GSC	12,854,369	09/25/13	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in the Equity Basket	$206,669

(a)	Non-income producing security.
(b)	For federal tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Equity Concentrated Portfolio	$105,364,500	$6,333,784	$339,674	$5,994,110
U.S. Strategic Equity Portfolio	73,837,068	12,986,635	2,060,797	10,925,838
U.S. Mid Cap Equity Portfolio	92,995,867	5,843,202	4,318,855	1,524,347
U.S. Small-Mid Cap Equity Portfolio	270,375,582	19,551,519	8,716,109	10,835,410
Global Listed Infrastructure Portfolio	129,445,520	8,344,316	5,413,099	2,931,217
International Equity Portfolio	103,436,557	14,975,975	2,726,124	12,249,851
International Equity Select Portfolio	6,298,994	822,214	245,342	576,872
International Strategic Equity Portfolio	897,200,321	122,290,583	8,711,876	113,578,707
International Small Cap Equity Portfolio	48,935,307	14,403,467	2,233,121	12,170,346
Emerging Markets Equity Portfolio	14,706,125,479	2,373,125,344	1,529,532,364	843,592,980
Developing Markets Equity Portfolio	405,968,499	21,995,438	40,725,172	(18,729,734)
Emerging Markets Equity Blend Portfolio	179,257,168	12,697,735	8,704,741	3,992,994
Emerging Markets Multi-Strategy Portfolio	98,435,706	4,313,213	1,944,283	2,368,930
Emerging Markets Debt Portfolio	203,950,613	11,181,219	872,972	10,308,247
U.S. Realty Income Portfolio	72,742,634	4,571,878	890,697	3,681,181
U.S. Realty Equity Portfolio	58,433,753	1,937,328	601,821	1,335,507
International Realty Equity Portfolio	3,921,048	597,956	82,624	515,332
U.S. High Yield Portfolio	178,613,472	9,849,019	1,640,942	8,208,077
U.S. Municipal Portfolio	21,695,476	483,379	6,811	476,568
Global Fixed Income Portfolio	5,067,900	107,390	12,444	94,946
Capital Allocator Opportunistic Strategies Portfolio	221,627,025	9,194,649	543,365	8,651,284

(c)	Private placements.
(d)	Security valued using Level 2 inputs under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
Security was valued based on reference to a similar security from the same issuer which was trading on an active market.
(e)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers, and are considered to be liquid at September 30, 2012. The percentage of net assets are as follows:

Portfolio	Percentage of Net Assets

Emerging Markets Equity Portfolio	0.8%
Emerging Markets Multi-Strategy Portfolio	3.3
Emerging Markets Debt Portfolio	7.7
U.S. High Yield Portfolio	28.6

(f)	Segregated security for forward currency contracts.

(g)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2012, which may step up at a future date.

(h)	Security collateralized by an amount sufficient to pay principal and interest.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CRC — Costa Rican Colon
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Republic Peso
EUR — Euro
GBP —British Pound Sterling
GHS —Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMK — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CAN — Canadian Imperial Bank of Commerce
CIT — Citibank NA
CSF — Credit Suisse Group AG
GSC — Goldman Sachs Group, Inc.
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
MEL — Mellon Bank NA
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
SSB — State Street Bank and Trust Co.
UBS — UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Emerging Markets Equity Portfolio
Agriculture	—%	1.3%	1.2%	1.7%	—%	0.7%
Airport Development & Maintenance	19.2	—	—	—	—	—
Alcohol & Tobacco	—	5.7	7.4	5.7	—	5.2
Automotive	—	2.4	2.3	3.0	1.3	—
Banking	—	9.8	13.6	7.9	1.8	21.8
Building Materials	—	—	—	—	—	0.7
Cable Television	1.3	—	1.0	1.6	—	—
Chemicals	—	1.2	1.2	3.5	4.7	—
Commercial Services	—	3.8	2.4	1.5	13.3	3.2
Computer Software	—	1.7	3.2	—	—	2.5
Construction & Engineering	—	—	—	—	0.9	1.9
Consumer Products	—	—	—	1.9	3.9	3.5
Diversified	—	0.5	1.0	—	—	2.6
Electric	20.6	2.6	0.8	—	—	0.2
Energy Exploration & Production	—	—	1.1	2.5	—	3.8
Energy Integrated	—	5.6	4.4	2.5	—	3.5
Energy Services	5.7	3.0	3.3	4.8	6.6	—
Financial Services	—	1.8	1.1	3.3	8.2	3.1
Food & Beverages	—	3.1	3.2	6.8	—	0.9
Forest & Paper Products	—	2.3	1.7	5.6	1.1	0.8
Gas Utilities	13.0	—	—	—	—	—
Health Services	—	0.5	0.5	1.5	4.6	—
Housing	—	5.2	3.2	4.7	1.5	1.8
Insurance	—	4.0	3.1	5.9	—	1.4
Leisure & Entertainment	—	3.0	1.5	6.6	4.5	1.0
Manufacturing	—	6.8	6.5	7.6	12.3	4.5
Medical Products	—	—	—	1.3	6.4	—
Metals & Mining	—	2.2	2.8	—	0.8	5.7
Pharmaceutical & Biotechnology	—	13.1	11.9	8.0	3.5	—
Real Estate	—	—	—	—	2.1	—
Retail	—	5.1	4.1	5.9	8.2	5.6
Semiconductors & Components	—	2.6	4.5	—	3.4	6.2
Technology	—	2.9	2.6	1.8	1.1	1.6
Technology Hardware	—	—	—	—	3.1	1.7
Telecommunications	—	3.2	5.8	—	1.7	12.3
Transportation	39.0	3.0	2.1	1.5	2.3	1.4
Water	2.6	—	—	—	—	—

Subtotal	101.4	96.4	97.5	97.1	97.3	97.6
Short-Term Investments	0.3	—	2.7	2.5	2.5	2.9
Repurchase Agreement	—	3.3	—	—	—	—

Total Investments	101.7%	99.7%	100.2%	99.6%	99.8%	100.5%

Industry	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi- Strategy Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard International Realty Equity Portfolio	Lazard Global Fixed Income Portfolio
Agriculture	1.4%	2.1%	1.3%	0.2%	—%	—%
Alcohol & Tobacco	—	1.6	0.9	—	—	1.1
Apparel & Textiles	1.0	0.6	0.4	—	—	—
Automotive	4.5	3.0	1.7	—	—	1.2
Banking	23.2	21.9	13.8	2.7	—	4.8
Building Materials	—	—	0.3	0.4	—	0.3
Cable Television	—	—	—	—	—	1.5
Chemicals	—	0.2	0.3	0.4	—	—
Coal Producer & Power Generator	—	—	0.1	0.2	—	—
Commercial Services	—	1.1	0.6	—	—	—
Computer Software	2.1	1.0	0.6	—	—	—
Construction & Engineering	1.8	2.8	1.8	0.6	—	—
Consumer Products	—	1.6	0.9	—	—	—
Diversified	—	0.9	0.5	0.2	—	—
Electric	0.8	0.4	0.2	0.9	—	3.5
Electric Generation	—	—	—	—	—	0.5
Energy	—	—	1.6	4.3	—	2.0
Energy Exploration & Production	4.6	4.2	2.5	2.4	—	—
Energy Integrated	4.7	3.8	3.0	1.0	—	2.4
Energy Services	3.4	3.3	1.9	—	—	2.6
Financial Services	4.2	1.7	0.9	—	—	9.9
Food & Beverages	—	1.2	0.7	—	—	0.5
Forest & Paper Products	1.0	0.8	0.6	0.2	—	—
Health Services	—	—	—	—	—	0.2
Housing	—	—	—	—	1.4	—
Insurance	1.8	2.9	1.7	—	—	—
Leisure & Entertainment	1.9	2.9	1.9	0.3	1.9	—
Manufacturing	9.4	7.5	4.3	—	—	—
Metals & Mining	6.4	5.7	3.6	0.5	—	2.2
Pharmaceutical & Biotechnology	1.8	1.8	1.0	—	—	—
Real Estate	5.1	2.3	1.3	—	94.6	—
Restaurants	—	—	0.1	0.3	—	—
Retail	5.7	4.4	2.5	—	—	—
Semiconductors & Components	2.1	4.1	2.3	—	—	—
Special Purpose Entity	—	—	0.1	0.2	—	—
Steel-Producers	—	—	0.2	0.3	—	—
Technology	0.4	—	—	—	—	—
Technology Hardware	3.6	4.1	2.3	—	—	—
Telecommunications	1.1	5.4	3.4	0.4	—	0.9
Transportation	3.2	2.5	1.4	0.3	—	3.3
Water	—	0.3	0.2	—	—	—

Subtotal	95.2	96.1	60.9	15.8	97.9	36.9
Foreign Government Obligations	—	—	11.2	73.5	—	46.3
Supranationals	—	—	0.1	0.6	—	8.9
U.S. Municipal Bonds	—	—	—	—	—	3.6
Short-Term Investments	6.4	5.9	27.5	2.3	3.1	8.9

Total Investments	101.6%	102.0%	99.7%	92.2%	101.0%	104.6%

Valuation of Investments:
Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Exchange-traded options are valued at the last sales prices at the close of business on the exchanges on which they trade (which is normally 4:10 p.m. Eastern time). Swap agreements, such as credit default and interest rate swap agreements and swap agreements with respect to equity securities, are valued by an independent pricing service. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value. Repurchase agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices or relevant ADRs or future contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolio’s net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Fair Value Measurements:
Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2012:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Balance as of September 30, 2012

U.S. Equity Concentrated Portfolio
Common Stocks		$98,712,878	$—		$—	$98,712,878
Short-Term Investment		—	12,645,732		—	12,645,732

Total		$98,712,878	$12,645,732		$—	$111,358,610

U.S. Strategic Equity Portfolio
Common Stocks		$81,503,542	$—		$—	$81,503,542
Preferred Stock		—	—		593,181	593,181
Short-Term Investment		—	2,666,183		—	2,666,183

Total		$81,503,542	$2,666,183		$593,181	$84,762,906

U.S. Mid Cap Equity Portfolio
Common Stocks		$90,349,031	$—		$—	$90,349,031
Preferred Stock		—	—		1,710,210	1,710,210
Short-Term Investment		—	2,460,973		—	2,460,973

Total		$90,349,031	$2,460,973		$1,710,210	$94,520,214

U.S. Small-Mid Cap Equity Portfolio
Common Stocks		$268,949,596	$—		$—	$268,949,596
Preferred Stock		—	—		592,396	592,396
Repurchase Agreement		—	11,669,000		—	11,669,000

Total		$268,949,596	$11,669,000		$592,396	$281,210,992

Global Listed Infrastructure Portfolio
Assets:
Common Stocks		$131,922,832	$—		$—	$131,922,832
Short-Term Investment		—	453,905		—	453,905
Other Financial Instruments*
Forward Currency Contracts		—	296,857		—	296,857

Total		$131,922,832	$750,762		$—	$132,673,594

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$		$(2,834,577)	$		$(2,834,577)

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2012

International Equity Portfolio
Common Stocks:
Russia	$—	$1,731,653	$—	$1,731,653
Other	110,012,776	—	—	110,012,776
Right	103,979	—	—	103,979
Repurchase Agreement	—	3,838,000	—	3,838,000

Total	$110,116,755	$5,569,653	$—	$115,686,408

International Equity Select Portfolio
Common Stocks:
Russia	$82,537	$150,332	$—	$232,869
Other	6,455,815	—	—	6,455,815
Right	2,572	—	—	2,572
Short-Term Investment	—	184,610	—	184,610

Total	$6,540,924	$334,942	$—	$6,875,866

International Strategic Equity Portfolio
Common Stocks:
Russia	$—	$22,148,577	$—	$22,148,577
Other	961,234,347	—	—	961,234,347
Rights	1,534,158	—	—	1,534,158
Short-Term Investment	—	25,861,946	—	25,861,946

Total	$962,768,505	$48,010,523	$—	$1,010,779,028

International Small Cap Equity Portfolio
Common Stocks	$59,517,915	$—	$—	$59,517,915
Right	31,259	—	—	31,259
Short-Term Investment	—	1,556,479	—	1,556,479

Total	$59,549,174	$1,556,479	$—	$61,105,653

Emerging Markets Equity Portfolio
Common Stocks:
Russia	$782,407,733	$699,015,123	$—	$1,481,422,856
Thailand	158,986,647	202,955,467	—	361,942,114
Other	13,069,738,900	—	—	13,069,738,900
Preferred Stocks	192,251,182	—	—	192,251,182
Short-Term Investment	—	444,363,407	—	444,363,407

Total	$14,203,384,462	$1,346,333,997	$—	$15,549,718,459

Developing Markets Equity Portfolio
Common Stocks:
Russia	$57,723,919	$10,942,571	$—	$68,666,490
Other	271,044,921	—	—	271,044,921
Preferred Stocks	22,956,806	—	—	22,956,806
Short-Term Investment	—	24,570,548	—	24,570,548

Total	$351,725,646	$35,513,119	$—	$387,238,765

Emerging Markets Equity Blend Portfolio
Common Stocks:
Russia	$25,424,185	$2,798,313	$—	$28,222,498
Thailand	775,977	489,111	—	1,265,088
Other	133,520,878	—	—	133,520,878
Preferred Stocks	9,630,306	—	—	9,630,306
Short-Term Investment	—	10,611,392	—	10,611,392

Total	$169,351,346	$13,898,816	$—	$183,250,162

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2012

Emerging Markets Multi-Strategy Portfolio
Assets:
Common Stocks:
Russia	$8,137,142	$904,660	$—	$9,041,802
Thailand	248,343	152,198	—	400,541
Other	42,569,790	—	—	42,569,790
Preferred Stocks	3,093,546	—	—	3,093,546
Corporate Bonds	—	4,525,080	—	4,525,080
Foreign Government Obligations	—	11,348,901	—	11,348,901
Quasi Government Bonds	—	1,864,071	—	1,864,071
Supranationals	—	140,554	—	140,554
Short-Term Investment	—	27,820,351	—	27,820,351
Other Financial Instruments*
Credit Default Swap Agreements	—	37,097	—	37,097
Forward Currency Contracts	—	359,090	—	359,090
Interest Rate Swap Agreements	—	2,823	—	2,823
Purchased Options	—	68,718	—	68,718

Total	$54,048,821	$47,223,543	$—	$101,272,364

Liabilities:
Other Financial Instruments*
Credit Default Swap Agreements	$—	$(102,279)	$—	$(102,279)
Interest Rate Swap Agreements	—	(40,216)	—	(40,216)
Forward Currency Contracts	—	(267,362)	—	(267,362)
Written Option	—	(3,978)	—	(3,978)

Total	$—	$(413,835)	$—	$(413,835)

Emerging Markets Debt Portfolio
Assets:
Corporate Bonds	$—	$19,066,107	$—	$19,066,107
Foreign Government Obligations	—	171,001,622	—	171,001,622
Quasi Government Bonds	—	17,465,493	—	17,465,493
Supranationals	—	1,312,843	—	1,312,843
Short-Term Investment	—	5,412,795	—	5,412,795
Other Financial Instruments*
Forward Currency Contracts	—	639,385	—	639,385
Interest Rate Swap Agreements	—	9,363	—	9,363
Purchased Options	—	102,889	—	102,889

Total	$—	$215,010,497	$—	$215,010,497

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(121,207)	$—	$(121,207)
Interest Rate Swap Agreements	—	(27,649)	—	(27,649)

Total	$—	$(148,856)	$—	$(148,856)

U.S. Realty Income Portfolio
Closed-End Management Investment Company	$253,672	$—	$—	$253,672
Common Stocks	2,986,284	—	—	2,986,284
Preferred Stocks	22,886,330	—	—	22,886,330
Real Estate Investment Trusts	46,983,394	—	—	46,983,394
Short-Term Investment		3,314,135	—	3,314,135

Total	$73,109,680	$3,314,135	$—	$76,423,815

U.S. Realty Equity Portfolio
Common Stocks	$5,088,642	$—	$—	$5,088,642
Real Estate Investment Trusts	52,242,019	—	—	52,242,019
Short-Term Investment	—	2,438,599	—	2,438,599
Other Financial Instruments*
Purchased Options	334,325	—	—	334,325

Total	$57,664,986	$2,438,599	$—	$60,103,585

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2012

International Realty Equity Portfolio
Common Stocks	$2,647,522	$—	$—	$2,647,522
Real Estate Investment Trusts	1,654,520	—	—	1,654,520
Short-Term Investment	—	134,338	—	134,338

Total	$4,302,042	$134,338	$—	$4,436,380

U.S. High Yield Portfolio
Corporate Bonds	$—	$178,068,872	$—	$178,068,872
Short-Term Investment	—	8,752,677	—	8,752,677

Total	$—	$186,821,549	$—	$186,821,549

U.S. Municipal Portfolio
Municipal Bonds	$—	$21,682,015	$—	$21,682,015
Short-Term Investment	—	490,029	—	490,029

Total	$—	$22,172,044	$—	$22,172,044

Global Fixed Income Portfolio
Corporate Bonds	$—	$1,622,155	$—	$1,622,155
Foreign Government Obligations	—	2,283,728	—	2,283,728
Quasi Government Bonds	—	201,077	—	201,077
Supranationals	—	440,569	—	440,569
U.S. Municipal Bonds	—	175,209	—	175,209
Short-Term Investment	—	440,108	—	440,108
Other Financial Instruments*
Forward Currency Contracts	—	27,903	—	27,903

Total	$—	$5,190,749	$—	$5,190,749

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(53,412)	$—	$(53,412)

Capital Allocator Opportunistic Strategies
Portfolio
Assets:
Exchange-Traded Funds	$205,725,330	$—	$—	$205,725,330
Closed-End Management Investment Companies	10,875,965	—	—	10,875,965
Short-Term Investment	—	13,677,014	—	13,677,014

Total	$216,601,295	$13,677,014	$—	$230,278,309

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(11,697)	$—	$(11,697)
Total Return Swap Agreement	—	(206,669)	—	(206,669)

Total	$—	$(218,366)	$—	$(218,366)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (see footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The options included in Level 2 were valued at the last sales prices at the close of business of the exchanges on which they trade. The swap agreements included in Level 2 were valued by an independent pricing service. The short term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value. The repurchase agreements included in Level 2 were valued at the principal amounts plus accrued interest.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that is working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes consideration of the price paid in previous transactions in the stock and other significant unobservable inputs, including the continued monitoring of the implementation of the company’s business plan, the application and timeliness of financing activities, the number and timing of scheduled openings of charging stations, and the production and availability of vehicles that would make use of the company’s services. Significant increases (decreases) in any of these inputs, in isolation or in combination, could result in a significantly higher (lower) fair value measurement.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain securities in the Global Listed Infrastructure, International Equity, International Equity Select, International Strategic Equity, International Small Cap Equity, Emerging Market Equity, Developing Markets Equity, Emerging Markets Equity Blend, Emerging Markets Multi-Strategy, and International Realty Equity Portfolios are transferred from Level 1 to Level 2 and revert to Level 1 when the fair value pricing procedure triggers are no longer met (other than those securities described in footnote (d)). There were no significant transfers into or out of Levels 1, 2, or 3 during the period ended September 30, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2012:

Description	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2012	Net Change in Unrealized Depreciation from Investments Still Held at September 30, 2012

U.S. Strategic Equity
Preferred Stock	$823,560	$—	$—	$(230,379)	$—	$—	$—	$—	$593,181	$(230,379)

U.S. Mid Cap Equity
Preferred Stock	$2,374,420	$—	$—	$(664,210)	$—	$—	$—	$—	$1,710,210	$(664,210)

U.S. Small-Mid Cap Equity
Preferred Stock	$822,471	$—	$—	$(230,075)	$—	$—	$—	$—	$592,396	$(230,075)

U.S. High Yield*
Corporate Bonds	$—	$—	$(780,270)	$780,270	$—	$—	$—	$—	$—	$—

* The realized loss shown for the Portfolio reflects the write-off of securities that had previously been reported in the Portfolio of Investments at zero market value.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2012

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2012